BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)
...................... 3,926 $ 140,629
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,423 376,826
AeroVironment, Inc.
(a)(b)
............... 2,922 243,578
AerSale Corp.
(a)
.................... 1,879 34,837
Archer Aviation, Inc., Class A
(a)
.......... 17,101 44,634
Astra Space, Inc.
(a)(b)
................. 16,705 10,207
Astronics Corp.
(a)
................... 3,107 24,421
Cadre Holdings, Inc.
(b)
................ 2,235 53,774
Ducommun, Inc.
(a)
.................. 1,199 47,552
Kaman Corp. ..................... 3,296 92,057
Kratos Defense & Security Solutions, Inc.
(a)(b)
14,634 148,681
Maxar Technologies, Inc. .............. 8,556 160,168
Momentus, Inc.
(a)
................... 6,329 8,671
Moog, Inc., Class A ................. 3,325 233,914
National Presto Industries, Inc. .......... 543 35,322
Park Aerospace Corp. ................ 2,528 27,909
Parsons Corp.
(a)
.................... 4,110 161,112
Redwire Corp.
(a)
.................... 2,246 5,345
Rocket Lab USA, Inc.
(a)
............... 24,758 100,765
Terran Orbital Corp.
(a)
................ 2,780 4,921
Triumph Group, Inc.
(a)
................ 7,498 64,408
V2X, Inc.
(a)
....................... 1,374 48,639
Virgin Galactic Holdings, Inc.
(a)
.......... 26,501 124,820
2,193,190
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,110 171,280
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 3,346 319,777
Forward Air Corp.
(b)
................. 3,208 289,554
Hub Group, Inc., Class A
(a)
............. 4,009 276,541
Radiant Logistics, Inc.
(a)
.............. 4,387 24,962
1,082,114
Airlines — 0.3%
Allegiant Travel Co.
(a)
................ 1,808 131,948
Blade Air Mobility, Inc.
(a)
.............. 6,516 26,259
Frontier Group Holdings, Inc.
(a)
.......... 4,300 41,710
Hawaiian Holdings, Inc.
(a)
............. 5,834 76,717
Joby Aviation, Inc.
(a)(b)
................ 29,160 126,263
SkyWest, Inc.
(a)
.................... 5,862 95,316
Spirit Airlines, Inc.
(b)
................. 12,996 244,585
Sun Country Airlines Holdings, Inc.
(a)
...... 3,788 51,555
Wheels Up Experience, Inc.
(a)(b)
......... 18,479 21,251
815,604
Auto Components — 1.3%
Adient plc
(a)
....................... 11,272 312,798
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 90,675
Dana, Inc. ........................ 15,524 177,439
Dorman Products, Inc.
(a)(b)
............. 3,133 257,282
Fox Factory Holding Corp.
(a)
............ 5,017 396,744
Gentherm, Inc.
(a)
................... 3,914 194,643
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 33,147 334,453
Holley, Inc.
(a)
...................... 5,970 24,179
LCI Industries ..................... 2,954 299,713
Luminar Technologies, Inc.
(a)(b)
.......... 28,633 208,591
Modine Manufacturing Co.
(a)
........... 6,092 78,830
Motorcar Parts of America, Inc.
(a)(b)
....... 2,576 39,207
Patrick Industries, Inc. ............... 2,549 111,748
Solid Power, Inc.
(a)
.................. 15,289 80,420
Standard Motor Products, Inc. .......... 2,423 78,748
Stoneridge, Inc.
(a)(b)
.................. 3,103 52,596
Tenneco, Inc., Class A
(a)
.............. 9,582 166,631
Visteon Corp.
(a)
.................... 3,312 351,271
Security
Shares
Shares Value
Auto Components (continued)
XPEL, Inc.
(a)(b)(c)
.................... 2,500 $ 161,100
3,417,068
Automobiles — 0.2%
Canoo, Inc., Class A
(a)(b)
.............. 15,559 29,173
Cenntro Electric Group Ltd.
(a)
........... 21,369 22,010
Faraday Future Intelligent Electric, Inc.
(a)
... 11,531 7,336
Fisker, Inc., Class A
(a)(b)
............... 19,516 147,346
Lordstown Motors Corp., Class A
(a)(b)
...... 18,255 33,407
Mullen Automotive, Inc.
(a)
.............. 39,110 12,820
Winnebago Industries, Inc.
(b)
........... 3,593 191,184
Workhorse Group, Inc.
(a)
.............. 18,052 51,809
495,085
Banks — 10.0%
1st Source Corp. ................... 2,055 95,147
ACNB Corp. ...................... 981 29,469
Allegiance Bancshares, Inc.
(b)
.......... 2,185 90,962
Amalgamated Financial Corp. .......... 1,859 41,920
Amerant Bancorp, Inc. ............... 3,210 79,736
American National Bankshares, Inc. ...... 1,175 37,541
Ameris Bancorp .................... 7,678 343,283
Arrow Financial Corp.
(b)
............... 1,823 52,539
Associated Banc-Corp. ............... 17,688 355,175
Atlantic Union Bankshares Corp.
(b)
....... 8,945 271,749
Banc of California, Inc.
(b)
.............. 6,474 103,390
BancFirst Corp.
(b)
................... 2,370 212,044
Bancorp, Inc. (The)
(a)
................ 6,170 135,617
Bank First Corp. ................... 821 62,790
Bank of Marin Bancorp ............... 2,055 61,547
Bank of NT Butterfield & Son Ltd. (The) .... 5,965 193,624
BankUnited, Inc. ................... 9,313 318,225
Bankwell Financial Group, Inc. .......... 654 19,038
Banner Corp. ..................... 4,086 241,401
Bar Harbor Bankshares .............. 1,956 51,873
BayCom Corp. .................... 1,492 26,229
BCB Bancorp, Inc. .................. 1,668 28,072
Berkshire Hills Bancorp, Inc. ........... 5,072 138,466
Blue Ridge Bankshares, Inc. ........... 2,069 26,297
Brookline Bancorp, Inc. ............... 8,874 103,382
Business First Bancshares, Inc. ......... 2,748 59,164
Byline Bancorp, Inc. ................. 3,175 64,294
Cadence Bank
(b)
................... 19,124 485,941
Cambridge Bancorp ................. 824 65,706
Camden National Corp. .............. 1,734 73,868
Capital Bancorp, Inc. ................ 1,075 24,832
Capital City Bank Group, Inc. ........... 1,541 47,941
Capstar Financial Holdings, Inc.
(b)
........ 2,443 45,269
Carter Bankshares, Inc.
(a)
............. 3,079 49,572
Cathay General Bancorp .............. 8,502 326,987
CBTX, Inc.
(b)
...................... 2,382 69,674
Central Pacific Financial Corp. .......... 3,251 67,263
Citizens & Northern Corp.
(b)
............ 1,779 43,016
City Holding Co. ................... 1,731 153,522
Civista Bancshares, Inc. .............. 1,595 33,112
CNB Financial Corp. ................. 2,069 48,766
Coastal Financial Corp.
(a)
............. 1,325 52,655
Colony Bankcorp, Inc. ............... 1,900 24,757
Columbia Banking System, Inc. ......... 8,586 248,050
Community Bank System, Inc.
(b)
......... 6,039 362,823
Community Trust Bancorp, Inc. ......... 2,021 81,952
ConnectOne Bancorp, Inc. ............ 4,390 101,233
CrossFirst Bankshares, Inc.
(a)
........... 5,614 73,263
Customers Bancorp, Inc.
(a)
............. 3,518 103,711
CVB Financial Corp.
(b)
................ 15,419 390,409
Dime Community Bancshares, Inc. ....... 3,957 115,861

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Banks (continued)
Eagle Bancorp, Inc. ................. 3,699 $ 165,789
Eastern Bankshares, Inc. ............. 18,030 354,109
Enterprise Bancorp, Inc. .............. 1,148 34,337
Enterprise Financial Services Corp. ...... 4,266 187,875
Equity Bancshares, Inc., Class A
(b)
....... 1,826 54,104
Esquire Financial Holdings, Inc. ......... 804 30,190
Farmers & Merchants Bancorp, Inc. ...... 1,406 37,779
Farmers National Banc Corp. ........... 3,945 51,640
FB Financial Corp.
(b)
................. 4,271 163,195
Financial Institutions, Inc. ............. 1,836 44,193
First Bancorp ..................... 4,057 148,405
First BanCorp ..................... 21,304 291,439
First Bancorp, Inc. (The) .............. 1,114 30,691
First Bancshares, Inc. (The) ............ 2,417 72,196
First Bank ........................ 2,185 29,869
First Busey Corp. ................... 6,319 138,892
First Business Financial Services, Inc. ..... 931 30,081
First Commonwealth Financial Corp.
(b)
..... 9,378 120,414
First Community Bankshares, Inc. ....... 1,979 63,387
First Financial Bancorp ............... 10,809 227,854
First Financial Bankshares, Inc.
(b)
........ 15,270 638,744
First Financial Corp. ................. 1,440 65,074
First Foundation, Inc. ................ 6,329 114,808
First Guaranty Bancshares, Inc. ......... 704 15,404
First Internet Bancorp ................ 998 33,792
First Interstate BancSystem, Inc., Class A
(b)
. 10,745 433,561
First Merchants Corp. ................ 6,793 262,753
First Mid Bancshares, Inc. ............. 2,196 70,206
First of Long Island Corp. (The) ......... 2,616 45,100
First Western Financial, Inc.
(a)(b)
......... 917 22,604
Five Star Bancorp
(b)
................. 1,483 42,058
Flushing Financial Corp. .............. 3,731 72,269
Fulton Financial Corp. ................ 19,115 302,017
FVCBankcorp, Inc.
(a)
................. 1,387 26,589
German American Bancorp, Inc. ......... 3,297 117,736
Glacier Bancorp, Inc. ................ 13,249 650,923
Great Southern Bancorp, Inc.
(b)
......... 1,246 71,109
Guaranty Bancshares, Inc.
(b)
........... 1,095 37,876
Hancock Whitney Corp. .............. 10,311 472,347
Hanmi Financial Corp. ............... 3,597 85,177
HarborOne Bancorp, Inc. ............. 4,352 58,404
HBT Financial, Inc. .................. 1,397 25,356
Heartland Financial USA, Inc. .......... 5,004 216,973
Heritage Commerce Corp.
(b)
............ 7,407 83,995
Heritage Financial Corp. .............. 4,119 109,030
Hilltop Holdings, Inc. ................. 5,887 146,292
Home BancShares, Inc.
(b)
............. 22,475 505,912
HomeStreet, Inc. ................... 2,077 59,838
HomeTrust Bancshares, Inc. ........... 1,769 39,095
Hope Bancorp, Inc. ................. 13,842 174,963
Horizon Bancorp, Inc.
(b)
............... 5,134 92,207
Independent Bank Corp. .............. 7,839 445,998
Independent Bank Group, Inc. .......... 4,268 262,013
International Bancshares Corp. ......... 6,261 266,093
John Marshall Bancorp, Inc. ........... 1,323 32,493
Lakeland Bancorp, Inc. ............... 7,789 124,702
Lakeland Financial Corp.
(b)
............ 2,815 204,960
Live Oak Bancshares, Inc. ............. 3,997 122,308
Macatawa Bank Corp.
(b)
.............. 3,277 30,345
Mercantile Bank Corp. ............... 1,800 53,478
Metrocity Bankshares, Inc.
(b)
........... 2,420 47,529
Metropolitan Bank Holding Corp.
(a)
....... 1,255 80,772
Mid Penn Bancorp, Inc. ............... 1,833 52,662
Midland States Bancorp, Inc. ........... 2,405 56,686
MidWestOne Financial Group, Inc. ....... 1,608 43,882
Security
Shares
Shares Value
Banks (continued)
MVB Financial Corp. ................ 1,269 $ 35,316
National Bank Holdings Corp. .......... 3,391 125,433
NBT Bancorp, Inc.
(b)
................. 4,818 182,843
Nicolet Bankshares, Inc.
(a)(b)
............ 1,485 104,603
Northeast Bank .................... 780 28,603
Northwest Bancshares, Inc.
(b)
........... 14,187 191,666
OceanFirst Financial Corp. ............ 7,176 133,761
OFG Bancorp ..................... 5,564 139,823
Old National Bancorp ................ 34,950 575,627
Old Second Bancorp, Inc.
(b)
............ 4,918 64,180
Origin Bancorp, Inc. ................. 2,773 106,677
Orrstown Financial Services, Inc. ........ 1,383 33,081
Pacific Premier Bancorp, Inc. ........... 10,317 319,414
Park National Corp. ................. 1,667 207,508
Parke Bancorp, Inc. ................. 1,173 24,586
Pathward Financial, Inc. .............. 3,482 114,767
PCB Bancorp ..................... 1,351 24,413
PCSB Financial Corp. ................ 1,491 26,734
Peapack-Gladstone Financial Corp. ...... 2,078 69,925
Peoples Bancorp, Inc. ............... 3,497 101,168
Peoples Financial Services Corp.
(b)
....... 912 42,718
Preferred Bank .................... 1,161 75,732
Premier Financial Corp.
(b)
............. 4,296 110,407
Primis Financial Corp. ................ 2,572 31,198
Professional Holding Corp., Class A
(a)
..... 1,501 38,936
QCR Holdings, Inc. ................. 1,964 100,046
RBB Bancorp ..................... 2,075 43,119
Red River Bancshares, Inc. ............ 498 24,616
Renasant Corp. .................... 6,498 203,257
Republic Bancorp, Inc., Class A ......... 1,050 40,215
Republic First Bancorp, Inc.
(a)
........... 5,329 15,081
S&T Bancorp, Inc. .................. 3,805 111,525
Sandy Spring Bancorp, Inc. ............ 5,362 189,064
Seacoast Banking Corp. of Florida
(b)
...... 6,501 196,525
ServisFirst Bancshares, Inc. ........... 5,930 474,400
Shore Bancshares, Inc.
(b)
............. 2,066 35,783
Sierra Bancorp .................... 1,520 30,020
Silvergate Capital Corp., Class A
(a)(b)
...... 3,737 281,583
Simmons First National Corp., Class A .... 14,164 308,634
SmartFinancial, Inc. ................. 1,999 49,395
South Plains Financial, Inc. ............ 1,349 37,178
Southern First Bancshares, Inc.
(a)
........ 985 41,035
Southside Bancshares, Inc. ............ 3,717 131,433
SouthState Corp.
(b)
.................. 8,929 706,462
Stock Yards Bancorp, Inc. ............. 3,455 234,975
Summit Financial Group, Inc. ........... 1,239 33,379
Texas Capital Bancshares, Inc.
(a)
........ 5,911 348,926
Third Coast Bancshares, Inc.
(a)
.......... 1,483 25,374
Tompkins Financial Corp. ............. 1,632 118,516
Towne Bank
(b)
..................... 8,117 217,779
TriCo Bancshares
(b)
................. 3,505 156,498
Triumph Bancorp, Inc.
(a)
.............. 2,770 150,550
Trustmark Corp. ................... 7,317 224,120
UMB Financial Corp. ................ 5,165 435,358
United Bankshares, Inc. .............. 15,343 548,512
United Community Banks, Inc. .......... 11,680 386,608
Unity Bancorp, Inc. .................. 817 20,515
Univest Financial Corp. ............... 3,673 86,242
USCB Financial Holdings, Inc.
(a)
......... 1,251 16,401
Valley National Bancorp .............. 51,665 557,982
Veritex Holdings, Inc.
(b)
............... 5,521 146,803
Washington Federal, Inc. .............. 7,854 235,463
Washington Trust Bancorp, Inc. ......... 2,172 100,955
WesBanco, Inc. .................... 7,039 234,891
West BanCorp, Inc. ................. 2,084 43,368

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp
(b)
.............. 3,052 $ 159,589
25,937,023
Beverages — 0.6%
Celsius Holdings, Inc.
(a)
............... 6,574 596,130
Coca-Cola Consolidated, Inc. ........... 560 230,569
Duckhorn Portfolio, Inc. (The)
(a)
......... 4,219 60,880
MGP Ingredients, Inc. ................ 1,707 181,215
National Beverage Corp. .............. 2,763 106,486
Primo Water Corp. .................. 18,510 232,301
Vintage Wine Estates, Inc.
(a)
........... 3,760 10,415
Vita Coco Co., Inc. (The)
(a)
............. 3,237 36,869
1,454,865
Biotechnology — 8.3%
(a)
2seventy bio, Inc. ................... 4,340 63,147
4D Molecular Therapeutics, Inc. ......... 3,563 28,647
Aadi Bioscience, Inc. ................ 1,681 23,753
ACADIA Pharmaceuticals, Inc.
(b)
......... 14,252 233,163
Adicet Bio, Inc.
(b)
................... 3,229 45,916
ADMA Biologics, Inc.
(b)
............... 21,576 52,430
Aerovate Therapeutics, Inc. ............ 1,066 17,674
Affimed NV ....................... 17,247 35,529
Agenus, Inc.
(b)
..................... 31,846 65,284
Agios Pharmaceuticals, Inc.
(b)
.......... 6,430 181,840
Akero Therapeutics, Inc.
(b)
............. 3,324 113,182
Albireo Pharma, Inc. ................. 2,149 41,605
Alector, Inc. ...................... 7,656 72,426
Alkermes plc ...................... 19,134 427,262
Allogene Therapeutics, Inc. ............ 9,252 99,922
Allovir, Inc. ....................... 3,659 28,869
Alpine Immune Sciences, Inc. .......... 2,266 16,315
ALX Oncology Holdings, Inc. ........... 2,617 25,045
Amicus Therapeutics, Inc. ............. 32,790 342,328
AnaptysBio, Inc.
(b)
.................. 2,295 58,545
Anavex Life Sciences Corp.
(b)
........... 7,676 79,216
Anika Therapeutics, Inc. .............. 1,826 43,459
Apellis Pharmaceuticals, Inc. ........... 11,054 754,988
Arbutus Biopharma Corp.
(b)
............ 12,537 23,946
Arcellx, Inc. ....................... 3,467 65,076
Arcturus Therapeutics Holdings, Inc.
(b)
..... 3,027 44,860
Arcus Biosciences, Inc. ............... 5,963 155,992
Arcutis Biotherapeutics, Inc. ........... 4,802 91,766
Arrowhead Pharmaceuticals, Inc. ........ 12,127 400,797
Atara Biotherapeutics, Inc.
(b)
........... 10,470 39,577
Aura Biosciences, Inc. ............... 2,127 38,541
Aurinia Pharmaceuticals, Inc. ........... 15,573 117,109
Avid Bioservices, Inc. ................ 6,981 133,477
Avidity Biosciences, Inc. .............. 6,105 99,695
Beam Therapeutics, Inc. .............. 7,512 357,872
BioCryst Pharmaceuticals, Inc. .......... 21,965 276,759
Biohaven Pharmaceutical Holding Co. Ltd. .. 7,444 1,125,309
Bioxcel Therapeutics, Inc. ............. 2,657 31,406
Bluebird Bio, Inc. ................... 8,674 54,906
Blueprint Medicines Corp. ............. 7,040 463,866
Bridgebio Pharma, Inc. ............... 12,399 123,246
C4 Therapeutics, Inc.
(b)
............... 5,036 44,166
CareDx, Inc.
(b)
..................... 5,969 101,592
Caribou Biosciences, Inc. ............. 6,657 70,231
Catalyst Pharmaceuticals, Inc. .......... 11,513 147,712
Celldex Therapeutics, Inc. ............. 5,411 152,103
Celularity, Inc., Class A ............... 7,955 18,376
Century Therapeutics, Inc.
(b)
........... 2,259 22,341
Cerevel Therapeutics Holdings, Inc. ...... 6,309 178,292
ChemoCentryx, Inc. ................. 7,520 388,483
Chimerix, Inc.
(b)
.................... 8,662 16,718
Security
Shares
Shares Value
Biotechnology (continued)
Chinook Therapeutics, Inc. ............ 5,844 $ 114,893
Cogent Biosciences, Inc. .............. 7,540 112,497
Coherus Biosciences, Inc. ............. 8,697 83,578
Crinetics Pharmaceuticals, Inc. ......... 6,109 119,981
CTI BioPharma Corp. ................ 12,113 70,498
Cullinan Oncology, Inc. ............... 3,673 47,088
Cytokinetics, Inc.
(b)
.................. 9,711 470,498
Day One Biopharmaceuticals, Inc. ....... 3,183 63,755
Deciphera Pharmaceuticals, Inc. ........ 5,230 96,755
Denali Therapeutics, Inc. .............. 11,708 359,318
Design Therapeutics, Inc.
(b)
............ 3,934 65,776
Dynavax Technologies Corp.
(b)
.......... 13,739 143,435
Dyne Therapeutics, Inc. .............. 3,731 47,384
Eagle Pharmaceuticals, Inc.
(b)
.......... 1,204 31,810
Editas Medicine, Inc. ................ 7,995 97,859
Eiger BioPharmaceuticals, Inc. .......... 5,579 42,010
Emergent BioSolutions, Inc. ............ 5,844 122,666
Enanta Pharmaceuticals, Inc. ........... 2,325 120,598
Enochian Biosciences, Inc. ............ 2,462 4,456
EQRx, Inc. ....................... 23,778 117,701
Erasca, Inc.
(b)
..................... 7,360 57,408
Fate Therapeutics, Inc. ............... 9,870 221,187
FibroGen, Inc. ..................... 9,991 129,983
Foghorn Therapeutics, Inc.
(b)
........... 2,367 20,309
Forma Therapeutics Holdings, Inc. ....... 4,122 82,234
Gelesis Holdings, Inc. ................ 4,032 4,355
Generation Bio Co. ................. 6,557 34,818
Geron Corp. ...................... 41,491 97,089
Global Blood Therapeutics, Inc. ......... 7,614 518,513
Gossamer Bio, Inc. ................. 7,420 88,892
GreenLight Biosciences Holdings PBC .... 8,731 20,256
Halozyme Therapeutics, Inc.
(b)
.......... 15,942 630,347
Heron Therapeutics, Inc. .............. 12,272 51,788
HilleVax, Inc. ...................... 1,505 25,720
Humacyte, Inc.
(b)
................... 2,195 7,156
Icosavax, Inc. ..................... 1,864 5,890
Ideaya Biosciences, Inc.
(b)
............. 4,487 66,946
IGM Biosciences, Inc. ................ 1,388 31,563
Imago Biosciences, Inc. .............. 3,055 45,978
ImmunityBio, Inc.
(b)
.................. 10,379 51,584
ImmunoGen, Inc. ................... 25,295 120,910
Immunovant, Inc.
(b)
.................. 4,703 26,243
Inhibrx, Inc.
(b)
..................... 3,438 61,712
Inovio Pharmaceuticals, Inc. ........... 29,256 50,467
Insmed, Inc. ...................... 13,968 300,871
Instil Bio, Inc. ..................... 8,078 39,098
Intellia Therapeutics, Inc. ............. 8,884 497,149
Intercept Pharmaceuticals, Inc. ......... 2,996 41,794
Invivyd, Inc. ...................... 6,297 19,710
Iovance Biotherapeutics, Inc. ........... 17,505 167,698
Ironwood Pharmaceuticals, Inc. ......... 15,868 164,392
iTeos Therapeutics, Inc. .............. 2,794 53,226
IVERIC bio, Inc. .................... 13,997 251,106
Janux Therapeutics, Inc. .............. 2,217 30,018
Jounce Therapeutics, Inc. ............. 6,506 15,224
KalVista Pharmaceuticals, Inc.
(b)
......... 2,926 42,456
Karuna Therapeutics, Inc. ............. 3,521 791,979
Karyopharm Therapeutics, Inc.
(b)
........ 8,835 48,239
Keros Therapeutics, Inc. .............. 2,147 80,770
Kezar Life Sciences, Inc. .............. 5,958 51,298
Kiniksa Pharmaceuticals Ltd., Class A ..... 4,094 52,567
Kinnate Biopharma, Inc. .............. 3,835 45,828
Kodiak Sciences, Inc. ................ 3,902 30,201
Kronos Bio, Inc. .................... 4,977 16,673
Krystal Biotech, Inc. ................. 2,511 175,017

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Kura Oncology, Inc. ................. 7,309 $ 99,841
Kymera Therapeutics, Inc. ............. 4,507 98,117
Lexicon Pharmaceuticals, Inc. .......... 9,537 22,889
Ligand Pharmaceuticals, Inc.
(b)
.......... 1,768 152,242
Lyell Immunopharma, Inc.
(b)
............ 20,087 147,238
MacroGenics, Inc. .................. 7,026 24,310
Madrigal Pharmaceuticals, Inc. .......... 1,452 94,365
MannKind Corp. ................... 29,060 89,795
MeiraGTx Holdings plc
(b)
.............. 3,584 30,141
Mersana Therapeutics, Inc.
(b)
........... 10,174 68,776
MiMedx Group, Inc. ................. 13,148 37,735
Mirum Pharmaceuticals, Inc. ........... 2,218 46,600
Monte Rosa Therapeutics, Inc. .......... 3,184 26,013
Morphic Holding, Inc. ................ 2,988 84,560
Myriad Genetics, Inc. ................ 9,410 179,543
Nkarta, Inc.
(b)
...................... 3,764 49,534
Nurix Therapeutics, Inc. .............. 5,686 74,089
Nuvalent, Inc., Class A ............... 2,008 39,036
Ocugen, Inc.
(b)
..................... 25,521 45,427
Organogenesis Holdings, Inc. .......... 8,338 27,015
Outlook Therapeutics, Inc. ............. 15,384 18,768
Pardes Biosciences, Inc.
(b)
............. 3,290 6,086
PepGen, Inc. ...................... 967 8,780
PMV Pharmaceuticals, Inc. ............ 4,276 50,884
Point Biopharma Global, Inc. ........... 8,597 66,455
Praxis Precision Medicines, Inc. ......... 4,493 10,199
Precigen, Inc. ..................... 12,127 25,709
Prometheus Biosciences, Inc.
(b)
......... 3,624 213,852
Protagonist Therapeutics, Inc. .......... 5,274 44,460
Prothena Corp. plc .................. 4,035 244,642
PTC Therapeutics, Inc. ............... 8,285 415,907
Rallybio Corp. ..................... 1,949 28,202
RAPT Therapeutics, Inc. .............. 3,019 72,637
Recursion Pharmaceuticals, Inc., Class A ... 16,333 173,783
REGENXBIO, Inc. .................. 4,706 124,380
Relay Therapeutics, Inc. .............. 8,881 198,668
Replimune Group, Inc. ............... 4,774 82,447
REVOLUTION Medicines, Inc. .......... 8,800 173,536
Rigel Pharmaceuticals, Inc. ............ 19,837 23,408
Rocket Pharmaceuticals, Inc. ........... 5,562 88,769
Sage Therapeutics, Inc.
(b)
............. 6,048 236,840
Sana Biotechnology, Inc. .............. 10,271 61,626
Sangamo Therapeutics, Inc. ........... 15,688 76,871
Seres Therapeutics, Inc. .............. 8,243 52,920
Sorrento Therapeutics, Inc. ............ 44,140 69,300
SpringWorks Therapeutics, Inc. ......... 4,031 115,004
Stoke Therapeutics, Inc. .............. 2,933 37,660
Sutro Biopharma, Inc.
(b)
............... 5,831 32,362
Syndax Pharmaceuticals, Inc.
(b)
......... 6,242 149,995
Talaris Therapeutics, Inc. ............. 3,504 9,216
Tango Therapeutics, Inc. .............. 5,414 19,599
Tenaya Therapeutics, Inc. ............. 4,077 11,823
TG Therapeutics, Inc. ................ 16,255 96,230
Travere Therapeutics, Inc. ............. 7,254 178,739
Twist Bioscience Corp. ............... 6,684 235,544
Tyra Biosciences, Inc. ................ 1,546 13,589
Vanda Pharmaceuticals, Inc. ........... 6,350 62,738
Vaxart, Inc. ....................... 16,621 36,234
Vaxcyte, Inc.
(b)
..................... 6,418 154,032
VBI Vaccines, Inc.
(b)
................. 20,556 14,508
Vera Therapeutics, Inc. ............... 1,689 35,993
Veracyte, Inc. ..................... 8,442 140,137
Vericel Corp. ...................... 5,469 126,881
Verve Therapeutics, Inc.
(b)
............. 5,386 185,009
Vir Biotechnology, Inc. ............... 8,419 162,318
Security
Shares
Shares Value
Biotechnology (continued)
Viridian Therapeutics, Inc. ............. 2,996 $ 61,448
VistaGen Therapeutics, Inc. ............ 15,364 2,337
Xencor, Inc. ...................... 6,923 179,860
Y-mAbs Therapeutics, Inc. ............. 4,220 60,852
Zentalis Pharmaceuticals, Inc. .......... 5,556 120,343
21,582,823
Building Products — 1.3%
AAON, Inc. ....................... 5,244 282,547
American Woodmark Corp.
(a)
........... 1,917 84,080
Apogee Enterprises, Inc. .............. 2,580 98,607
Caesarstone Ltd. ................... 3,158 29,401
CSW Industrials, Inc. ................ 1,699 203,540
Gibraltar Industries, Inc.
(a)
............. 3,880 158,808
Griffon Corp. ...................... 5,348 157,873
Insteel Industries, Inc. ................ 2,323 61,629
Janus International Group, Inc.
(a)
........ 9,483 84,588
JELD-WEN Holding, Inc.
(a)
............. 10,009 87,579
Masonite International Corp.
(a)
.......... 2,584 184,213
PGT Innovations, Inc.
(a)
............... 6,929 145,232
Quanex Building Products Corp. ......... 4,145 75,273
Resideo Technologies, Inc.
(a)
........... 17,197 327,775
Simpson Manufacturing Co., Inc. ........ 5,112 400,781
UFP Industries, Inc. ................. 7,004 505,409
View, Inc., Class A
(a)(b)
................ 14,440 19,350
Zurn Elkay Water Solutions Corp. ........ 14,611 357,969
3,264,654
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 7,297 196,508
AssetMark Financial Holdings, Inc.
(a)
...... 2,606 47,664
Associated Capital Group, Inc., Class A .... 72 2,647
B Riley Financial, Inc. ................ 2,441 108,673
Bakkt Holdings, Inc.
(a)
................ 6,599 15,046
BGC Partners, Inc., Class A ............ 38,926 122,228
Blucora, Inc.
(a)
..................... 5,684 109,929
Brightsphere Investment Group, Inc. ...... 3,811 56,822
Cohen & Steers, Inc. ................ 2,961 185,447
Cowen, Inc., Class A ................ 3,033 117,195
Diamond Hill Investment Group, Inc. ...... 356 58,740
Donnelley Financial Solutions, Inc.
(a)
...... 3,012 111,354
Federated Hermes, Inc., Class B ........ 10,085 334,015
Focus Financial Partners, Inc., Class A
(a)
... 6,947 218,900
GAMCO Investors, Inc., Class A
(b)
........ 635 10,827
GCM Grosvenor, Inc., Class A
(b)
......... 5,090 40,160
Hamilton Lane, Inc., Class A ........... 4,127 246,010
Houlihan Lokey, Inc.
(b)
................ 5,903 444,968
Manning & Napier, Inc. ............... 1,842 22,601
MarketWise, Inc.
(a)
.................. 2,080 4,742
Moelis & Co., Class A
(b)
............... 7,567 255,840
Open Lending Corp., Class A
(a)(b)
........ 12,155 97,726
Oppenheimer Holdings, Inc., Class A ...... 1,058 32,777
Perella Weinberg Partners ............. 5,408 34,233
Piper Sandler Cos. .................. 2,010 210,527
PJT Partners, Inc., Class A ............ 2,756 184,156
Pzena Investment Management, Inc., Class A 1,870 17,728
Sculptor Capital Management, Inc., Class A
(b)
3,484 30,799
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 18,819
StepStone Group, Inc., Class A ......... 6,120 150,001
StoneX Group, Inc.
(a)(b)
............... 1,998 165,714
Value Line, Inc. .................... 105 4,610
Victory Capital Holdings, Inc., Class A ..... 1,915 44,639
Virtus Investment Partners, Inc. ......... 814 129,849

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Capital Markets (continued)
WisdomTree Investments, Inc. .......... 15,487 $ 72,479
3,904,373
Chemicals — 2.0%
AdvanSix, Inc. ..................... 3,233 103,779
American Vanguard Corp. ............. 3,335 62,364
Amyris, Inc.
(a)(b)
.................... 23,386 68,287
Aspen Aerogels, Inc.
(a)
............... 3,817 35,193
Avient Corp. ...................... 10,766 326,210
Balchem Corp. .................... 3,763 457,506
Cabot Corp. ...................... 6,578 420,268
Chase Corp. ...................... 874 73,040
Danimer Scientific, Inc.
(a)
.............. 10,436 30,786
Diversey Holdings Ltd.
(a)
.............. 9,073 44,095
Ecovyst, Inc.
(a)
..................... 7,962 67,199
FutureFuel Corp. ................... 3,620 21,865
Hawkins, Inc. ..................... 2,231 86,987
HB Fuller Co. ..................... 6,253 375,805
Ingevity Corp.
(a)
.................... 4,480 271,622
Innospec, Inc. ..................... 2,917 249,899
Intrepid Potash, Inc.
(a)
................ 1,251 49,502
Koppers Holdings, Inc. ............... 2,456 51,036
Kronos Worldwide, Inc.
(b)
.............. 2,412 22,528
Livent Corp.
(a)(b)
.................... 19,187 588,082
LSB Industries, Inc.
(a)
................ 3,682 52,469
Mativ Holdings, Inc. ................. 6,590 145,507
Minerals Technologies, Inc. ............ 3,749 185,238
Origin Materials, Inc.
(a)(b)
.............. 12,352 63,736
Orion Engineered Carbons SA .......... 7,203 96,160
Perimeter Solutions SA
(a)(b)
............ 14,090 112,861
PureCycle Technologies, Inc.
(a)(b)
......... 12,337 99,560
Quaker Chemical Corp.
(b)
............. 1,605 231,730
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 23,997
Sensient Technologies Corp. ........... 4,973 344,828
Stepan Co. ....................... 2,553 239,140
Tredegar Corp. .................... 2,654 25,054
Trinseo plc ....................... 4,198 76,907
Tronox Holdings plc, Class A ........... 13,894 170,201
Valhi, Inc. ........................ 267 6,718
5,280,159
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................. 7,978 304,999
ACCO Brands Corp. ................. 11,547 56,580
ACV Auctions, Inc., Class A
(a)
........... 14,006 100,703
Aris Water Solution, Inc., Class A
(b)
....... 2,712 34,605
Brady Corp., Class A ................ 5,236 218,498
BrightView Holdings, Inc.
(a)
............ 4,961 39,390
Brink's Co. (The) ................... 5,547 268,697
Casella Waste Systems, Inc., Class A
(a)
.... 5,909 451,388
Cimpress plc
(a)
..................... 2,118 51,849
CoreCivic, Inc.
(a)
................... 13,420 118,633
Deluxe Corp. ...................... 5,120 85,248
Ennis, Inc. ....................... 3,295 66,328
GEO Group, Inc. (The)
(a)(b)
............. 13,996 107,769
Harsco Corp.
(a)
.................... 9,462 35,388
Healthcare Services Group, Inc. ......... 8,913 107,758
Heritage-Crystal Clean, Inc.
(a)
........... 2,056 60,796
HNI Corp. ........................ 4,904 130,005
Interface, Inc. ..................... 7,046 63,343
KAR Auction Services, Inc.
(a)
........... 13,510 150,907
Kimball International, Inc., Class B ....... 5,009 31,507
Li-Cycle Holdings Corp.
(a)
............. 16,550 88,046
Matthews International Corp., Class A ..... 3,699 82,895
MillerKnoll, Inc. .................... 9,101 141,976
Montrose Environmental Group, Inc.
(a)
..... 3,306 111,247
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
NL Industries, Inc. .................. 1,159 $ 8,959
Pitney Bowes, Inc. .................. 15,420 35,929
Quad/Graphics, Inc.
(a)(b)
............... 4,043 10,350
SP Plus Corp.
(a)
.................... 2,737 85,723
Steelcase, Inc., Class A .............. 10,547 68,766
UniFirst Corp. ..................... 1,786 300,459
Viad Corp.
(a)
...................... 2,488 78,571
VSE Corp. ....................... 1,237 43,790
3,541,102
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(b)
............. 8,175 160,067
Aviat Networks, Inc.
(a)
................ 794 21,740
Calix, Inc.
(a)(b)
...................... 6,762 413,429
Cambium Networks Corp.
(a)
............ 1,625 27,495
Casa Systems, Inc.
(a)
................ 5,265 16,479
Clearfield, Inc.
(a)
.................... 1,375 143,880
CommScope Holding Co., Inc.
(a)
......... 23,940 220,487
Comtech Telecommunications Corp. ...... 2,940 29,429
Digi International, Inc.
(a)
............... 3,977 137,485
DZS, Inc.
(a)
....................... 2,131 24,080
Extreme Networks, Inc.
(a)
.............. 14,854 194,142
Harmonic, Inc.
(a)
.................... 10,653 139,235
Infinera Corp.
(a)
.................... 22,403 108,431
Inseego Corp.
(a)
.................... 10,555 21,849
NETGEAR, Inc.
(a)
................... 3,336 66,853
NetScout Systems, Inc.
(a)
............. 8,075 252,909
Ondas Holdings, Inc.
(a)
............... 3,968 14,682
Ribbon Communications, Inc.
(a)
......... 8,519 18,912
Viavi Solutions, Inc.
(a)
................ 27,008 352,454
2,364,038
Construction & Engineering — 1.5%
Ameresco, Inc., Class A
(a)
............. 3,818 253,821
API Group Corp.
(a)
.................. 24,584 326,230
Arcosa, Inc.
(b)
..................... 5,786 330,843
Argan, Inc. ....................... 1,627 52,341
Comfort Systems USA, Inc. ............ 4,209 409,662
Concrete Pumping Holdings, Inc.
(a)(b)
...... 2,411 15,551
Construction Partners, Inc., Class A
(a)
..... 4,697 123,202
Dycom Industries, Inc.
(a)
.............. 3,434 328,050
EMCOR Group, Inc. ................. 5,691 657,197
Fluor Corp.
(a)
...................... 16,870 419,894
Granite Construction, Inc.
(b)
............ 5,025 127,585
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 59,131
IES Holdings, Inc.
(a)
................. 1,037 28,642
Infrastructure and Energy Alternatives, Inc.
(a)
3,561 48,216
MYR Group, Inc.
(a)
.................. 2,002 169,629
Northwest Pipe Co.
(a)
................ 1,024 28,774
NV5 Global, Inc.
(a)
.................. 1,606 198,855
Primoris Services Corp. .............. 6,380 103,675
Sterling Infrastructure, Inc.
(a)(b)
.......... 3,274 70,293
Tutor Perini Corp.
(a)
................. 4,815 26,579
3,778,170
Construction Materials — 0.1%
Summit Materials, Inc., Class A
(a)
........ 14,068 337,069
United States Lime & Minerals, Inc. ....... 202 20,645
357,714
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 508 13,325
Bread Financial Holdings, Inc. .......... 3,237 101,804
Consumer Portfolio Services, Inc.
(a)
....... 839 6,100
Curo Group Holdings Corp. ............ 2,603 10,438
Encore Capital Group, Inc.
(a)
........... 2,774 126,162
Enova International, Inc.
(a)
............. 3,671 107,450

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Consumer Finance (continued)
EZCORP, Inc., Class A
(a)
.............. 5,579 $ 43,014
FirstCash Holdings, Inc.
(b)
............. 4,598 337,263
Green Dot Corp., Class A
(a)
............ 5,435 103,156
LendingClub Corp.
(a)
................. 12,159 134,357
LendingTree, Inc.
(a)
.................. 1,218 29,062
Moneylion, Inc.
(a)
................... 16,779 14,977
Navient Corp. ..................... 13,245 194,569
Nelnet, Inc., Class A ................. 1,690 133,831
NerdWallet, Inc., Class A
(a)
............. 2,974 26,379
Oportun Financial Corp.
(a)
............. 3,406 14,884
OppFi, Inc.
(a)
...................... 2,409 5,541
PRA Group, Inc.
(a)
.................. 4,469 146,851
PROG Holdings, Inc.
(a)
............... 5,929 88,816
Regional Management Corp. ........... 939 26,330
Sunlight Financial Holdings, Inc.
(a)
........ 2,822 3,499
World Acceptance Corp.
(a)(b)
............ 439 42,504
1,710,312
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)(b)
................... 2,130 1,475
Greif, Inc., Class A .................. 3,126 186,216
Greif, Inc., Class B .................. 626 38,061
Myers Industries, Inc. ................ 4,293 70,706
O-I Glass, Inc.
(a)
.................... 18,515 239,769
Pactiv Evergreen, Inc.
(b)
.............. 5,271 46,016
Ranpak Holdings Corp.
(a)(b)
............ 5,649 19,320
TriMas Corp. ...................... 4,920 123,344
724,907
Distributors — 0.0%
Funko, Inc., Class A
(a)
................ 3,716 75,137
Weyco Group, Inc.
(b)
................. 685 13,933
89,070
Diversified Consumer Services — 1.0%
2U, Inc.
(a)
........................ 8,442 52,763
Adtalem Global Education, Inc.
(a)
........ 5,210 189,905
American Public Education, Inc.
(a)
........ 2,291 20,940
Beachbody Co., Inc. (The)
(a)(b)
.......... 12,151 12,273
Carriage Services, Inc. ............... 1,563 50,266
Chegg, Inc.
(a)
...................... 14,854 312,974
Coursera, Inc.
(a)
.................... 13,093 141,143
Duolingo, Inc., Class A
(a)
.............. 2,828 269,310
European Wax Center, Inc., Class A ...... 2,908 53,653
Frontdoor, Inc.
(a)
.................... 9,968 203,248
Graham Holdings Co., Class B .......... 426 229,179
Laureate Education, Inc. .............. 13,159 138,827
Nerdy, Inc.
(a)
...................... 6,292 13,276
OneSpaWorld Holdings Ltd.
(a)
.......... 7,705 64,722
Perdoceo Education Corp.
(a)
........... 7,926 81,638
PowerSchool Holdings, Inc., Class A
(a)
..... 5,218 87,088
Rover Group, Inc.
(a)
................. 10,766 35,958
StoneMor, Inc.
(a)
.................... 1,856 6,366
Strategic Education, Inc. .............. 2,671 164,026
Stride, Inc.
(a)
...................... 4,713 198,087
Udemy, Inc.
(a)
..................... 8,378 101,290
Universal Technical Institute, Inc.
(a)(b)
...... 3,761 20,460
Vivint Smart Home, Inc.
(a)
............. 11,306 74,393
WW International, Inc.
(a)(b)
............. 6,282 24,688
2,546,473
Diversified Financial Services — 0.3%
Alerus Financial Corp. ............... 1,846 40,797
A-Mark Precious Metals, Inc.
(b)
.......... 2,082 59,108
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 3,194 41,714
Cannae Holdings, Inc.
(a)
.............. 8,309 171,664
Security
Shares
Shares Value
Diversified Financial Services (continued)
Compass Diversified Holdings .......... 7,408 $ 133,788
Jackson Financial, Inc., Class A
(b)
........ 9,068 251,637
SWK Holdings Corp.
(a)
............... 413 7,021
705,729
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
..................... 2,179 77,834
ATN International, Inc. ............... 1,274 49,138
Bandwidth, Inc., Class A
(a)(b)
............ 2,694 32,059
Charge Enterprises, Inc.
(a)
............. 16,803 29,573
Cogent Communications Holdings, Inc. .... 5,020 261,843
Consolidated Communications Holdings, Inc.
(a)
8,625 35,880
EchoStar Corp., Class A
(a)
............. 3,994 65,781
Globalstar, Inc.
(a)
................... 78,722 125,168
IDT Corp., Class B
(a)
................. 1,725 42,832
Iridium Communications, Inc.
(a)(b)
......... 15,008 665,905
Liberty Latin America Ltd., Class A
(a)
...... 5,114 31,655
Liberty Latin America Ltd., Class C
(a)(b)
..... 17,759 109,218
Ooma, Inc.
(a)
...................... 2,827 34,772
Radius Global Infrastructure, Inc.
(a)
....... 9,092 85,647
Starry Group Holdings, Inc., Class A
(a)
..... 2,761 4,114
1,651,419
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 6,801 340,390
MGE Energy, Inc. ................... 4,336 284,572
Otter Tail Corp. .................... 4,881 300,279
PNM Resources, Inc.
(b)
............... 10,103 462,010
Portland General Electric Co. ........... 10,635 462,197
Via Renewables, Inc. ................ 880 6,081
1,855,529
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc. ......... 1,497 42,844
Array Technologies, Inc.
(a)
............. 17,924 297,180
Atkore, Inc.
(a)
...................... 4,849 377,301
AZZ, Inc. ........................ 2,862 104,491
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 6,886 43,933
Blink Charging Co.
(a)(b)
................ 4,355 77,170
Bloom Energy Corp., Class A
(a)
.......... 20,835 416,492
Encore Wire Corp.
(b)
................. 2,153 248,758
Energy Vault Holdings, Inc.
(a)
........... 7,323 38,665
EnerSys ......................... 4,888 284,335
Enovix Corp.
(a)
..................... 12,705 232,946
ESS Tech, Inc.
(a)
................... 9,365 38,303
Fluence Energy, Inc.
(a)(b)
.............. 4,171 60,855
FTC Solar, Inc.
(a)
................... 4,852 14,362
FuelCell Energy, Inc.
(a)
............... 45,875 156,434
GrafTech International Ltd. ............ 22,819 98,350
Heliogen, Inc.
(a)
.................... 10,628 19,768
NuScale Power Corp.
(a)
............... 3,513 41,032
Powell Industries, Inc.
(b)
.............. 914 19,267
Preformed Line Products Co. ........... 290 20,633
Shoals Technologies Group, Inc., Class A
(a)
. 13,327 287,197
Stem, Inc.
(a)(b)
..................... 17,311 230,929
SunPower Corp.
(a)(b)
................. 9,700 223,488
Thermon Group Holdings, Inc.
(a)(b)
........ 3,459 53,303
TPI Composites, Inc.
(a)
............... 4,261 48,064
Vicor Corp.
(a)
...................... 2,594 153,409
3,629,509
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
................. 2,594 42,671
Advanced Energy Industries, Inc.
(b)
....... 4,464 345,558
Aeva Technologies, Inc.
(a)
............. 9,944 18,595
AEye, Inc.
(a)
...................... 3,067 3,404
Akoustis Technologies, Inc.
(a)
........... 6,527 19,385

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Arlo Technologies, Inc.
(a)
.............. 9,839 $ 45,653
Badger Meter, Inc. .................. 3,475 321,055
Belden, Inc. ...................... 5,027 301,720
Benchmark Electronics, Inc.
(b)
.......... 4,169 103,308
Cepton, Inc.
(a)
..................... 6,078 11,913
CTS Corp. ....................... 3,681 153,314
ePlus, Inc.
(a)(b)
..................... 3,079 127,902
Evolv Technologies Holdings, Inc.
(a)
....... 9,759 20,689
Fabrinet
(a)
........................ 4,375 417,594
FARO Technologies, Inc.
(a)
............. 2,195 60,231
Focus Universal, Inc.
(a)
............... 2,055 19,276
Identiv, Inc.
(a)
...................... 2,497 31,312
Insight Enterprises, Inc.
(a)
............. 3,758 309,697
Itron, Inc.
(a)
....................... 5,415 228,026
Kimball Electronics, Inc.
(a)
............. 2,651 45,465
Knowles Corp.
(a)
................... 10,757 130,913
Lightwave Logic, Inc.
(a)
............... 12,978 95,258
Methode Electronics, Inc. ............. 4,365 162,160
MicroVision, Inc.
(a)(b)
................. 18,888 68,186
Mirion Technologies, Inc.
(a)
............. 15,904 118,803
Napco Security Technologies, Inc.
(a)
...... 3,412 99,221
nLight, Inc.
(a)
...................... 5,074 47,949
Novanta, Inc.
(a)
.................... 4,186 484,111
OSI Systems, Inc.
(a)
................. 1,902 137,058
Ouster, Inc., Class A
(a)(b)
.............. 19,078 18,380
PAR Technology Corp.
(a)(b)
............. 3,058 90,303
PC Connection, Inc. ................. 1,428 64,388
Plexus Corp.
(a)
..................... 3,284 287,547
Rogers Corp.
(a)
.................... 2,211 534,797
Sanmina Corp.
(a)
................... 6,629 305,464
ScanSource, Inc.
(a)
.................. 3,029 79,996
SmartRent, Inc., Class A
(a)
............. 13,815 31,360
TTM Technologies, Inc.
(a)
.............. 11,766 155,076
Velodyne Lidar, Inc.
(a)
................ 22,417 21,231
Vishay Intertechnology, Inc. ............ 16,019 284,978
Vishay Precision Group, Inc.
(a)
.......... 1,647 48,735
5,892,682
Energy Equipment & Services — 1.6%
Archrock, Inc. ..................... 15,696 100,768
Borr Drilling Ltd.
(a)
.................. 22,942 76,167
Bristow Group, Inc.
(a)
................ 2,784 65,396
Cactus, Inc., Class A ................ 6,860 263,630
ChampionX Corp.
(b)
................. 24,159 472,792
Diamond Offshore Drilling, Inc.
(a)
......... 11,597 76,888
DMC Global, Inc.
(a)
.................. 2,255 36,035
Dril-Quip, Inc.
(a)
.................... 4,147 80,949
Expro Group Holdings NV
(a)
............ 9,001 114,673
Helix Energy Solutions Group, Inc.
(a)
...... 17,374 67,064
Helmerich & Payne, Inc. .............. 12,125 448,261
Liberty Energy, Inc., Class A
(a)
.......... 17,212 218,248
Nabors Industries Ltd.
(a)
.............. 1,052 106,725
National Energy Services Reunited Corp.
(a)
. 4,567 27,128
Newpark Resources, Inc.
(a)(b)
........... 9,330 23,512
NexTier Oilfield Solutions, Inc.
(a)
......... 20,400 150,960
Noble Corp. plc
(a)
................... 8,712 257,701
Oceaneering International, Inc.
(a)
........ 11,627 92,551
Oil States International, Inc.
(a)
........... 7,905 30,751
Patterson-UTI Energy, Inc. ............ 25,520 298,074
ProFrac Holding Corp., Class A
(a)
........ 1,670 25,401
ProPetro Holding Corp.
(a)
.............. 10,668 85,877
RPC, Inc. ........................ 8,169 56,611
Select Energy Services, Inc., Class A
(a)
.... 8,100 56,457
Solaris Oilfield Infrastructure, Inc., Class A .. 3,421 32,021
TETRA Technologies, Inc.
(a)
............ 14,638 52,550
Tidewater, Inc.
(a)
................... 5,015 108,826
Security
Shares
Shares Value
Energy Equipment & Services (continued)
US Silica Holdings, Inc.
(a)
............. 8,832 $ 96,710
Valaris Ltd.
(a)(b)
..................... 7,261 355,353
Weatherford International plc
(a)
.......... 8,563 276,499
4,154,578
Entertainment — 0.3%
Cinemark Holdings, Inc.
(a)(b)
............ 13,036 157,866
IMAX Corp.
(a)
..................... 5,497 77,618
Liberty Media Corp.-Liberty Braves, Class A
(a)
1,365 38,425
Liberty Media Corp.-Liberty Braves, Class C
(a)
4,554 125,235
Lions Gate Entertainment Corp., Class A
(a)
.. 6,947 51,616
Lions Gate Entertainment Corp., Class B
(a)
.. 13,753 95,583
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 3,090 136,238
Marcus Corp. (The)
(b)
................ 3,200 44,448
Playstudios, Inc.
(a)
.................. 9,200 32,108
Reservoir Media, Inc.
(a)
............... 2,375 11,590
Skillz, Inc.
(a)
....................... 35,481 36,191
806,918
Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust ................. 10,451 131,892
Agree Realty Corp.
(b)
................ 9,059 612,207
Alexander & Baldwin, Inc. ............. 8,768 145,373
Alexander's, Inc. ................... 264 55,165
American Assets Trust, Inc. ............ 5,734 147,478
Apartment Investment and Management Co.,
Class A
(b)
...................... 17,769 129,714
Apple Hospitality REIT, Inc. ............ 25,516 358,755
Armada Hoffler Properties, Inc. ......... 7,903 82,033
Ashford Hospitality Trust, Inc.
(a)
......... 3,994 27,199
Bluerock Residential Growth REIT, Inc. .... 3,328 89,024
Braemar Hotels & Resorts, Inc. ......... 8,632 37,118
Brandywine Realty Trust .............. 20,253 136,708
Broadstone Net Lease, Inc.
(b)
........... 20,051 311,392
BRT Apartments Corp. ............... 1,148 23,316
CareTrust REIT, Inc. ................. 11,457 207,486
CBL & Associates Properties, Inc. ........ 3,091 79,161
Centerspace ...................... 1,836 123,600
Chatham Lodging Trust
(a)
............. 5,768 56,930
City Office REIT, Inc. ................ 5,072 50,568
Clipper Realty, Inc. .................. 1,061 7,395
Community Healthcare Trust, Inc. ........ 2,851 93,370
Corporate Office Properties Trust ........ 13,388 311,003
CTO Realty Growth, Inc.
(b)
............. 2,298 43,065
DiamondRock Hospitality Co. ........... 24,581 184,603
Diversified Healthcare Trust ............ 27,473 27,201
Easterly Government Properties, Inc.
(b)
.... 10,797 170,269
Empire State Realty Trust, Inc., Class A .... 16,831 110,411
Equity Commonwealth ............... 12,283 299,214
Essential Properties Realty Trust, Inc. ..... 16,483 320,594
Farmland Partners, Inc. .............. 5,317 67,366
Four Corners Property Trust, Inc.
(b)
....... 9,256 223,903
Franklin Street Properties Corp.
(b)
........ 12,106 31,839
Getty Realty Corp. .................. 4,800 129,072
Gladstone Commercial Corp. ........... 4,695 72,773
Gladstone Land Corp. ............... 3,781 68,436
Global Medical REIT, Inc. ............. 7,385 62,920
Global Net Lease, Inc. ............... 12,558 133,743
Hersha Hospitality Trust, Class A ........ 3,817 30,460
Independence Realty Trust, Inc. ......... 26,131 437,172
Indus Realty Trust, Inc. ............... 569 29,799
Industrial Logistics Properties Trust ....... 7,933 43,632
Innovative Industrial Properties, Inc.
(b)
..... 3,314 293,289
InvenTrust Properties Corp. ............ 7,868 167,824
iStar, Inc. ........................ 8,154 75,506

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust ............... 25,749 $ 443,398
LTC Properties, Inc. ................. 4,521 169,311
LXP Industrial Trust ................. 32,225 295,181
Macerich Co. (The) ................. 25,307 200,938
National Health Investors, Inc. .......... 5,036 284,685
Necessity Retail REIT, Inc. (The) ........ 15,377 90,417
NETSTREIT Corp.
(b)
................. 6,683 119,024
NexPoint Residential Trust, Inc. ......... 2,645 122,225
Office Properties Income Trust .......... 5,756 80,872
One Liberty Properties, Inc.
(b)
........... 1,961 41,220
Orion Office REIT, Inc. ............... 6,624 57,960
Outfront Media, Inc. ................. 17,362 263,729
Paramount Group, Inc. ............... 21,973 136,892
Pebblebrook Hotel Trust .............. 15,511 225,065
Phillips Edison & Co., Inc.
(b)
............ 13,528 379,460
Physicians Realty Trust ............... 26,721 401,884
Piedmont Office Realty Trust, Inc., Class A .. 14,273 150,723
Plymouth Industrial REIT, Inc.
(b)
......... 4,374 73,527
Postal Realty Trust, Inc., Class A
(b)
....... 2,550 37,408
PotlatchDeltic Corp. ................. 9,615 394,600
Retail Opportunity Investments Corp. ..... 14,207 195,488
RLJ Lodging Trust .................. 19,532 197,664
RPT Realty ....................... 9,979 75,441
Ryman Hospitality Properties, Inc. ....... 6,352 467,444
Sabra Health Care REIT, Inc.
(b)
.......... 27,598 362,086
Safehold, Inc.
(b)
.................... 2,653 70,198
Saul Centers, Inc. .................. 1,391 52,163
Service Properties Trust .............. 19,168 99,482
SITE Centers Corp. ................. 23,237 248,868
STAG Industrial, Inc. ................ 21,480 610,676
Summit Hotel Properties, Inc. ........... 12,452 83,677
Sunstone Hotel Investors, Inc.
(b)
......... 24,808 233,691
Tanger Factory Outlet Centers, Inc. ....... 11,973 163,791
Terreno Realty Corp. ................ 8,773 464,881
UMH Properties, Inc. ................ 5,835 94,235
Uniti Group, Inc. ................... 28,465 197,832
Universal Health Realty Income Trust ..... 1,613 69,698
Urban Edge Properties ............... 13,285 177,222
Urstadt Biddle Properties, Inc., Class A .... 3,838 59,527
Veris Residential, Inc.
(a)
............... 10,338 117,543
Washington REIT ................... 10,540 185,082
Whitestone REIT ................... 5,661 47,892
Xenia Hotels & Resorts, Inc. ........... 13,282 183,159
14,666,237
Food & Staples Retailing — 0.6%
Andersons, Inc. (The) ................ 3,887 120,614
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 4,018 116,401
HF Foods Group, Inc.
(a)
............... 3,248 12,570
Ingles Markets, Inc., Class A ........... 1,713 135,687
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 11,826
PriceSmart, Inc. .................... 2,909 167,529
Rite Aid Corp.
(a)
.................... 6,391 31,635
SpartanNash Co.
(b)
.................. 4,367 126,730
Sprouts Farmers Market, Inc.
(a)
.......... 12,606 349,816
United Natural Foods, Inc.
(a)
............ 6,927 238,081
Village Super Market, Inc., Class A ....... 802 15,503
Weis Markets, Inc. .................. 1,962 139,773
1,466,165
Food Products — 1.2%
Alico, Inc. ........................ 728 20,559
AppHarvest, Inc.
(a)
.................. 10,474 20,634
B&G Foods, Inc.
(b)
.................. 8,285 136,620
Benson Hill, Inc.
(a)
.................. 19,877 54,463
Beyond Meat, Inc.
(a)(b)
................ 7,129 101,018
Security
Shares
Shares Value
Food Products (continued)
BRC, Inc., Class A
(a)(b)
................ 2,980 $ 23,035
Calavo Growers, Inc. ................ 2,114 67,120
Cal-Maine Foods, Inc. ................ 4,569 253,991
Fresh Del Monte Produce, Inc. .......... 3,543 82,339
Hain Celestial Group, Inc. (The)
(a)
........ 8,730 147,362
Hostess Brands, Inc.
(a)
............... 15,663 364,008
J & J Snack Foods Corp.
(b)
............ 1,819 235,506
John B Sanfilippo & Son, Inc.
(b)
.......... 1,021 77,320
Lancaster Colony Corp.
(b)
............. 2,275 341,887
Landec Corp.
(a)
.................... 2,746 24,412
Local Bounti Corp.
(a)
................. 4,919 13,970
Mission Produce, Inc.
(a)
............... 4,978 71,982
Seneca Foods Corp., Class A
(a)
......... 591 29,810
Simply Good Foods Co. (The)
(a)
......... 10,611 339,446
Sovos Brands, Inc.
(a)
................. 4,375 62,300
SunOpta, Inc.
(a)
.................... 11,339 103,185
Tattooed Chef, Inc., Class A
(a)(b)
......... 6,776 33,744
Tootsie Roll Industries, Inc. ............ 1,654 55,045
TreeHouse Foods, Inc.
(a)
.............. 6,092 258,423
Utz Brands, Inc., Class A .............. 7,743 116,919
Vital Farms, Inc.
(a)
.................. 3,731 44,660
Whole Earth Brands, Inc., Class A
(a)
...... 4,458 17,119
3,096,877
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A .... 11,540 469,678
Chesapeake Utilities Corp.
(b)
........... 2,038 235,165
New Jersey Resources Corp. ........... 11,374 440,174
Northwest Natural Holding Co. .......... 3,961 171,828
ONE Gas, Inc. ..................... 6,403 450,707
South Jersey Industries, Inc. ........... 14,504 484,724
Southwest Gas Holdings, Inc.
(b)
......... 7,885 549,979
Spire, Inc. ........................ 6,125 381,771
3,184,026
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc.
(a)
.............. 8,211 71,764
AngioDynamics, Inc.
(a)
............... 4,358 89,165
Artivion, Inc.
(a)(b)
.................... 4,519 62,543
AtriCure, Inc.
(a)
.................... 5,323 208,129
Atrion Corp. ...................... 172 97,180
Avanos Medical, Inc.
(a)
............... 5,472 119,180
AxoGen, Inc.
(a)
..................... 4,664 55,595
Axonics, Inc.
(a)
..................... 5,746 404,748
BioLife Solutions, Inc.
(a)
............... 3,913 89,021
Bioventus, Inc., Class A
(a)(b)
............ 3,968 27,776
Butterfly Network, Inc., Class A
(a)
........ 16,148 75,896
Cardiovascular Systems, Inc.
(a)
.......... 4,687 64,962
Cerus Corp.
(a)
..................... 20,119 72,428
CONMED Corp.
(b)
.................. 3,368 270,013
CryoPort, Inc.
(a)(b)
................... 5,270 128,377
Cue Health, Inc.
(a)
.................. 12,510 37,655
Cutera, Inc.
(a)
..................... 2,055 93,708
Embecta Corp.
(b)
................... 6,659 191,713
Figs, Inc., Class A
(a)
................. 14,807 122,158
Glaukos Corp.
(a)
.................... 5,384 286,644
Haemonetics Corp.
(a)
................ 6,018 445,513
Heska Corp.
(a)
..................... 1,143 83,348
Inari Medical, Inc.
(a)
................. 5,715 415,138
Inogen, Inc.
(a)
..................... 2,708 65,750
Inspire Medical Systems, Inc.
(a)
......... 3,322 589,223
Integer Holdings Corp.
(a)
.............. 3,928 244,439
iRadimed Corp. .................... 746 22,425
iRhythm Technologies, Inc.
(a)(b)
.......... 3,553 445,120
Lantheus Holdings, Inc.
(a)
............. 8,064 567,141
LeMaitre Vascular, Inc. ............... 2,344 118,794

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
LivaNova plc
(a)(b)
.................... 6,356 $ 322,694
Meridian Bioscience, Inc.
(a)
............ 5,244 165,343
Merit Medical Systems, Inc.
(a)
........... 6,645 375,509
Mesa Laboratories, Inc. .............. 604 85,061
Nano-X Imaging Ltd.
(a)
............... 5,600 64,232
Neogen Corp.
(a)(b)
................... 13,010 181,750
Nevro Corp.
(a)
..................... 4,159 193,809
NuVasive, Inc.
(a)
.................... 6,179 270,702
Omnicell, Inc.
(a)
.................... 5,176 450,467
OraSure Technologies, Inc.
(a)
........... 8,485 32,158
Orthofix Medical, Inc.
(a)
............... 2,317 44,278
OrthoPediatrics Corp.
(a)(b)
.............. 1,759 81,160
Outset Medical, Inc.
(a)
................ 5,650 90,005
Owlet, Inc.
(a)
...................... 3,855 4,125
Paragon 28, Inc.
(a)
.................. 5,353 95,391
PROCEPT BioRobotics Corp.
(a)
......... 2,972 123,219
Pulmonx Corp.
(a)
................... 3,970 66,140
RxSight, Inc.
(a)
..................... 2,740 32,880
SeaSpine Holdings Corp.
(a)
............ 5,158 29,297
Senseonics Holdings, Inc.
(a)(b)
........... 57,601 76,033
Shockwave Medical, Inc.
(a)
............. 4,218 1,172,899
SI-BONE, Inc.
(a)
.................... 3,832 66,907
Sight Sciences, Inc.
(a)
................ 2,527 16,047
Silk Road Medical, Inc.
(a)
.............. 4,046 182,070
STAAR Surgical Co.
(a)
................ 5,678 400,583
Surmodics, Inc.
(a)
................... 1,606 48,822
Tactile Systems Technology, Inc.
(a)
....... 2,289 17,831
TransMedics Group, Inc.
(a)
............. 3,587 149,721
Treace Medical Concepts, Inc.
(a)
......... 4,077 89,979
UFP Technologies, Inc.
(a)
.............. 768 65,925
Utah Medical Products, Inc. ............ 361 30,797
Varex Imaging Corp.
(a)(b)
.............. 4,501 95,151
Vicarious Surgical, Inc.
(a)
.............. 6,333 21,216
ViewRay, Inc.
(a)
.................... 17,061 62,102
Zimvie, Inc.
(a)
...................... 2,416 23,846
Zynex, Inc.
(b)
...................... 2,272 20,607
10,814,302
Health Care Providers & Services — 3.2%
1Life Healthcare, Inc.
(a)
............... 21,427 367,473
23andMe Holding Co.
(a)
............... 30,482 87,178
Accolade, Inc.
(a)
.................... 7,322 83,617
AdaptHealth Corp.
(a)(b)
................ 8,434 158,391
Addus HomeCare Corp.
(a)
............. 1,865 177,623
Agiliti, Inc.
(a)
...................... 3,163 45,263
AirSculpt Technologies, Inc. ............ 1,033 6,642
Alignment Healthcare, Inc.
(a)
........... 9,938 117,666
AMN Healthcare Services, Inc.
(a)
......... 5,086 538,913
Apollo Medical Holdings, Inc.
(a)
.......... 4,599 179,361
ATI Physical Therapy, Inc.
(a)
............ 8,685 8,685
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,955 5,932
Brookdale Senior Living, Inc.
(a)(b)
......... 22,076 94,264
Cano Health, Inc., Class A
(a)
............ 18,795 162,953
CareMax, Inc.
(a)
.................... 6,923 49,084
Castle Biosciences, Inc.
(a)
............. 3,023 78,840
Clover Health Investments Corp.
(a)
....... 44,296 75,303
Community Health Systems, Inc.
(a)
....... 14,812 31,846
CorVel Corp.
(a)
..................... 1,059 146,597
Covetrus, Inc.
(a)
.................... 12,346 257,784
Cross Country Healthcare, Inc.
(a)
........ 4,471 126,842
DocGo, Inc.
(a)
..................... 9,348 92,732
Ensign Group, Inc. (The) .............. 6,392 508,164
Fulgent Genetics, Inc.
(a)
.............. 2,569 97,930
Hanger, Inc.
(a)
..................... 4,420 82,742
HealthEquity, Inc.
(a)(b)
................ 9,762 655,714
Hims & Hers Health, Inc.
(a)
............. 14,090 78,622
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Innovage Holding Corp.
(a)
............. 2,186 $ 12,854
Invitae Corp.
(a)(b)
.................... 27,049 66,541
Joint Corp. (The)
(a)
.................. 1,617 25,403
LHC Group, Inc.
(a)
.................. 3,515 575,265
LifeStance Health Group, Inc.
(a)
......... 8,381 55,482
ModivCare, Inc.
(a)
................... 1,473 146,829
National HealthCare Corp. ............. 1,502 95,137
National Research Corp.
(b)
............. 1,725 68,655
Oncology Institute, Inc. (The)
(a)(b)
......... 3,965 18,358
OPKO Health, Inc.
(a)
................. 48,843 92,313
Option Care Health, Inc.
(a)
............. 18,333 576,939
Owens & Minor, Inc. ................. 8,653 208,537
P3 Health Partners, Inc.
(a)
............. 2,953 13,643
Patterson Cos., Inc.
(b)
................ 10,361 248,871
Pediatrix Medical Group, Inc.
(a)
.......... 9,976 164,704
Pennant Group, Inc. (The)
(a)
............ 3,082 32,084
PetIQ, Inc.
(a)
...................... 3,149 21,728
Privia Health Group, Inc.
(a)(b)
............ 5,176 176,295
Progyny, Inc.
(a)
..................... 8,893 329,575
R1 RCM, Inc.
(a)
.................... 17,562 325,424
RadNet, Inc.
(a)(b)
.................... 5,992 121,937
Select Medical Holdings Corp.
(b)
......... 12,225 270,172
Sema4 Holdings Corp.
(a)
.............. 18,354 16,106
Surgery Partners, Inc.
(a)
.............. 4,607 107,804
US Physical Therapy, Inc. ............. 1,542 117,223
8,204,040
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.
(a)
..... 13,229 201,478
American Well Corp., Class A
(a)
......... 26,631 95,605
Babylon Holdings Ltd., Class A
(a)
........ 12,642 5,971
Computer Programs & Systems, Inc.
(a)(b)
... 1,729 48,204
Convey Health Solutions Holdings, Inc.
(a)
... 2,360 24,804
Evolent Health, Inc., Class A
(a)
.......... 9,749 350,281
Health Catalyst, Inc.
(a)
................ 6,254 60,664
HealthStream, Inc.
(a)
................. 2,970 63,142
Multiplan Corp., Class A
(a)
............. 43,871 125,471
NextGen Healthcare, Inc.
(a)(b)
........... 6,519 115,386
Nutex Health, Inc.
(a)
................. 4,502 6,753
OptimizeRx Corp.
(a)
................. 2,300 34,086
Pear Therapeutics, Inc.
(a)
.............. 8,172 16,671
Phreesia, Inc.
(a)
.................... 5,702 145,287
Schrodinger, Inc.
(a)
.................. 6,265 156,500
Sharecare, Inc.
(a)
................... 35,153 66,791
Simulations Plus, Inc. ................ 1,835 89,071
1,606,165
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc.
(a)
............ 6,784 52,983
Bally's Corp.
(a)
..................... 4,278 84,533
Biglari Holdings, Inc., Class B
(a)
......... 67 7,745
BJ's Restaurants, Inc.
(a)
............... 2,685 64,037
Bloomin' Brands, Inc.
(b)
............... 10,444 191,439
Bluegreen Vacations Holding Corp. ....... 1,355 22,385
Bowlero Corp.
(a)
.................... 4,516 55,592
Brinker International, Inc.
(a)
............ 5,044 125,999
Century Casinos, Inc.
(a)
............... 2,541 16,669
Cheesecake Factory, Inc. (The) ......... 5,863 171,669
Chuy's Holdings, Inc.
(a)
............... 2,210 51,228
Cracker Barrel Old Country Store, Inc.
(b)
... 2,679 248,022
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 5,156 159,991
Denny's Corp.
(a)(b)
................... 6,672 62,784
Dine Brands Global, Inc. .............. 1,833 116,505
El Pollo Loco Holdings, Inc.
(a)
........... 2,952 26,332
Everi Holdings, Inc.
(a)
................ 10,229 165,914
F45 Training Holdings, Inc.
(a)
........... 5,465 16,887

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
First Watch Restaurant Group, Inc.
(a)
...... 1,264 $ 18,303
Full House Resorts, Inc.
(a)
............. 3,953 22,216
Golden Entertainment, Inc.
(a)
........... 2,374 82,829
Hilton Grand Vacations, Inc.
(a)
.......... 10,368 341,003
Inspirato, Inc.
(a)
.................... 1,689 3,986
Inspired Entertainment, Inc.
(a)
........... 2,571 22,702
International Game Technology plc
(b)
...... 11,526 182,111
Jack in the Box, Inc. ................. 2,472 183,101
Krispy Kreme, Inc.
(b)
................. 8,339 96,149
Kura Sushi USA, Inc., Class A
(a)
......... 524 38,556
Life Time Group Holdings, Inc.
(a)(b)
........ 4,576 44,616
Light & Wonder, Inc., Class A
(a)(b)
........ 11,117 476,697
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 4,188 28,311
Monarch Casino & Resort, Inc.
(a)
......... 1,525 85,613
NeoGames SA
(a)
................... 1,764 22,756
Noodles & Co.
(a)
.................... 5,344 25,117
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 3,303 21,932
Papa John's International, Inc.
(b)
......... 3,810 266,738
Portillo's, Inc., Class A
(a)(b)
............. 2,705 53,261
RCI Hospitality Holdings, Inc. ........... 1,086 70,959
Red Rock Resorts, Inc., Class A ......... 6,072 208,027
Rush Street Interactive, Inc.
(a)
.......... 7,983 29,377
Ruth's Hospitality Group, Inc. ........... 3,746 63,158
SeaWorld Entertainment, Inc.
(a)
......... 5,000 227,550
Shake Shack, Inc., Class A
(a)(b)
.......... 4,380 197,012
Sonder Holdings, Inc.
(a)(b)
.............. 22,619 37,548
Sweetgreen, Inc., Class A
(a)
............ 10,309 190,716
Target Hospitality Corp.
(a)
............. 3,320 41,898
Texas Roadhouse, Inc. ............... 7,861 685,951
Vacasa, Inc., Class A
(a)(b)
.............. 13,434 41,242
Wingstop, Inc. ..................... 3,557 446,119
Xponential Fitness, Inc., Class A
(a)
....... 2,174 39,697
5,935,965
Household Durables — 1.5%
Aterian, Inc.
(a)
..................... 7,070 8,767
Beazer Homes USA, Inc.
(a)
............ 3,302 31,930
Cavco Industries, Inc.
(a)
............... 1,040 213,990
Century Communities, Inc. ............ 3,322 142,115
Dream Finders Homes, Inc., Class A
(a)(b)
.... 2,433 25,790
Ethan Allen Interiors, Inc. ............. 2,628 55,556
GoPro, Inc., Class A
(a)(b)
............... 15,442 76,129
Green Brick Partners, Inc.
(a)
............ 3,253 69,549
Helen of Troy Ltd.
(a)
................. 2,828 272,732
Hovnanian Enterprises, Inc., Class A
(a)
..... 589 21,027
Installed Building Products, Inc. ......... 2,825 228,797
iRobot Corp.
(a)(b)
.................... 3,148 177,327
KB Home
(b)
....................... 9,238 239,449
Landsea Homes Corp.
(a)
.............. 1,327 6,330
La-Z-Boy, Inc. ..................... 5,168 116,642
Legacy Housing Corp.
(a)
.............. 963 16,516
LGI Homes, Inc.
(a)
.................. 2,395 194,881
Lifetime Brands, Inc. ................. 1,000 6,770
Lovesac Co. (The)
(a)
................. 1,802 36,725
M/I Homes, Inc.
(a)
................... 3,362 121,805
MDC Holdings, Inc. ................. 6,715 184,125
Meritage Homes Corp.
(a)(b)
............. 4,314 303,145
Purple Innovation, Inc.
(a)(b)
............. 6,667 27,001
Skyline Champion Corp.
(a)(b)
............ 6,279 331,971
Snap One Holdings Corp.
(a)
............ 2,210 22,409
Sonos, Inc.
(a)
...................... 15,127 210,265
Taylor Morrison Home Corp.
(a)
.......... 12,798 298,449
Traeger, Inc.
(a)
..................... 4,596 12,961
TRI Pointe Homes, Inc.
(a)
.............. 11,922 180,142
Tupperware Brands Corp.
(a)
............ 5,411 35,442
Universal Electronics, Inc.
(a)
............ 1,258 24,745
Security
Shares
Shares Value
Household Durables (continued)
Vizio Holding Corp., Class A
(a)
.......... 7,878 $ 68,854
Vuzix Corp.
(a)
...................... 6,990 40,472
Weber, Inc., Class A
(b)
................ 3,138 20,617
3,823,425
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,281 46,167
Central Garden & Pet Co., Class A
(a)
...... 4,856 165,881
Energizer Holdings, Inc.
(b)
............. 8,035 202,000
WD-40 Co.
(b)
...................... 1,629 286,280
700,328
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.
(a)
.................. 4,863 53,542
Clearway Energy, Inc. ................ 4,103 119,397
Clearway Energy, Inc., Class C ......... 9,789 311,780
Montauk Renewables, Inc.
(a)(b)
.......... 7,477 130,399
Ormat Technologies, Inc. .............. 5,373 463,152
Sunnova Energy International, Inc.
(a)(b)
..... 11,894 262,619
1,340,889
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 3,016 66,654
Insurance — 2.0%
Ambac Financial Group, Inc.
(a)
.......... 5,361 68,353
American Equity Investment Life Holding Co. 8,580 319,948
AMERISAFE, Inc. .................. 2,218 103,647
Argo Group International Holdings Ltd. .... 3,782 72,841
Bright Health Group, Inc.
(a)(b)
........... 22,411 23,532
BRP Group, Inc., Class A
(a)(b)
........... 7,078 186,505
CNO Financial Group, Inc. ............. 13,347 239,846
Crawford & Co., Class A .............. 2,365 13,575
Donegal Group, Inc., Class A ........... 1,519 20,491
eHealth, Inc.
(a)(b)
.................... 2,852 11,151
Employers Holdings, Inc. .............. 3,300 113,817
Enstar Group Ltd.
(a)
................. 1,330 225,555
Genworth Financial, Inc., Class A
(a)
....... 61,267 214,434
Goosehead Insurance, Inc., Class A
(a)
..... 2,268 80,832
Greenlight Capital Re Ltd., Class A
(a)
...... 2,695 20,051
HCI Group, Inc. .................... 839 32,889
Hippo Holdings, Inc.
(a)(b)
............... 1,885 34,931
Horace Mann Educators Corp. .......... 4,848 171,086
Investors Title Co.
(b)
................. 120 16,920
James River Group Holdings Ltd. ........ 3,796 86,587
Kinsale Capital Group, Inc.
(b)
........... 2,549 651,066
Lemonade, Inc.
(a)
................... 5,502 116,532
MBIA, Inc.
(a)
...................... 5,521 50,793
Mercury General Corp. ............... 3,294 93,615
National Western Life Group, Inc., Class A
(b)
. 258 44,066
NI Holdings, Inc.
(a)
.................. 1,275 17,034
Oscar Health, Inc., Class A
(a)
........... 13,716 68,443
Palomar Holdings, Inc.
(a)
.............. 2,837 237,514
ProAssurance Corp. ................. 6,229 121,528
RLI Corp. ........................ 4,610 471,972
Root, Inc., Class A
(a)
................. 900 7,092
Safety Insurance Group, Inc. ........... 1,633 133,187
Selective Insurance Group, Inc. ......... 7,038 572,893
Selectquote, Inc.
(a)(b)
................. 15,449 11,278
SiriusPoint Ltd.
(a)
................... 10,623 52,584
Stewart Information Services Corp.
(b)
...... 3,201 139,692
Tiptree, Inc. ...................... 2,438 26,233
Trean Insurance Group, Inc.
(a)
.......... 3,366 11,444
Trupanion, Inc.
(a)(b)
.................. 4,598 273,259
United Fire Group, Inc. ............... 2,555 73,405

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ....... 2,707 $ 26,664
5,257,285
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)
....... 1,316 17,240
Bumble, Inc., Class A
(a)
............... 10,313 221,626
Cargurus, Inc.
(a)
.................... 12,204 172,931
Cars.com, Inc.
(a)
.................... 7,880 90,620
DHI Group, Inc.
(a)(b)
.................. 4,964 26,706
Eventbrite, Inc., Class A
(a)
............. 8,953 54,434
EverQuote, Inc., Class A
(a)
............. 2,151 14,670
fuboTV, Inc.
(a)(b)
.................... 20,682 73,421
Leafly Holdings, Inc.
(a)
................ 1,304 885
MediaAlpha, Inc., Class A
(a)
............ 3,268 28,595
Outbrain, Inc.
(a)
.................... 4,636 16,921
QuinStreet, Inc.
(a)
................... 5,922 62,181
Shutterstock, Inc.
(b)
.................. 2,870 143,988
TrueCar, Inc.
(a)
..................... 8,527 12,876
Vimeo, Inc.
(a)
...................... 16,622 66,488
Vinco Ventures, Inc.
(a)
................ 29,177 27,170
Wejo Group Ltd.
(a)
.................. 5,810 6,333
Yelp, Inc.
(a)
....................... 8,237 279,317
Ziff Davis, Inc.
(a)
.................... 5,381 368,491
ZipRecruiter, Inc., Class A
(a)
............ 9,277 153,070
1,837,963
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 21,086
1stdibs.com, Inc.
(a)(b)
................. 2,479 15,593
aka Brands Holding Corp.
(a)
............ 3,941 5,714
BARK, Inc.
(a)
...................... 13,878 25,258
CarParts.com, Inc.
(a)(b)
................ 6,656 34,412
ContextLogic, Inc., Class A
(a)
........... 66,075 48,492
Duluth Holdings, Inc., Class B
(a)
......... 1,881 13,242
Groupon, Inc.
(a)
.................... 2,639 21,006
Lands' End, Inc.
(a)
.................. 1,728 13,340
Liquidity Services, Inc.
(a)
.............. 3,183 51,756
Lulu's Fashion Lounge Holdings, Inc.
(a)
.... 1,909 8,896
Overstock.com, Inc.
(a)(b)
............... 5,060 123,211
PetMed Express, Inc.
(b)
............... 2,223 43,393
Porch Group, Inc.
(a)
................. 9,074 20,416
Poshmark, Inc., Class A
(a)
............. 5,336 83,615
Quotient Technology, Inc.
(a)
............ 8,683 20,058
Qurate Retail, Inc. .................. 40,651 81,708
RealReal, Inc. (The)
(a)
................ 12,306 18,459
Rent the Runway, Inc., Class A
(a)
........ 5,424 11,933
Revolve Group, Inc., Class A
(a)(b)
......... 4,741 102,832
RumbleON, Inc., Class B
(a)
............ 1,202 20,338
Stitch Fix, Inc., Class A
(a)
.............. 9,565 37,782
ThredUp, Inc., Class A
(a)
.............. 6,815 12,540
Vivid Seats, Inc., Class A .............. 2,872 22,000
Xometry, Inc., Class A
(a)(b)
............. 3,923 222,787
1,079,867
IT Services — 2.1%
AvidXchange Holdings, Inc.
(a)
........... 17,020 143,308
BigCommerce Holdings, Inc.
(a)
.......... 7,446 110,201
Brightcove, Inc.
(a)
................... 3,917 24,677
Cantaloupe, Inc.
(a)
.................. 6,923 24,092
Cass Information Systems, Inc. ......... 1,674 58,071
Cerberus Cyber Sentinel Corp.
(a)
........ 5,303 15,644
Conduent, Inc.
(a)
................... 19,803 66,142
Core Scientific, Inc.
(a)
................ 32,041 41,653
CSG Systems International, Inc. ......... 3,774 199,569
Cyxtera Technologies, Inc.
(a)
........... 4,942 20,163
DigitalOcean Holdings, Inc.
(a)(b)
.......... 8,263 298,873
Security
Shares
Shares Value
IT Services (continued)
Edgio, Inc.
(a)
...................... 17,629 $ 49,009
EVERTEC, Inc. .................... 7,128 223,463
Evo Payments, Inc., Class A
(a)
.......... 5,594 186,280
ExlService Holdings, Inc.
(a)
............ 3,819 562,768
Fastly, Inc., Class A
(a)
................ 12,955 118,668
Flywire Corp.
(a)
.................... 6,629 152,202
Grid Dynamics Holdings, Inc.
(a)
.......... 5,587 104,644
Hackett Group, Inc. (The) ............. 3,173 56,226
I3 Verticals, Inc., Class A
(a)
............. 2,624 52,559
IBEX Holdings Ltd.
(a)
................. 765 14,206
Information Services Group, Inc. ......... 4,126 19,640
International Money Express, Inc.
(a)
....... 4,081 93,006
Marqeta, Inc., Class A
(a)
.............. 51,347 365,591
Maximus, Inc. ..................... 7,053 408,157
MoneyGram International, Inc.
(a)
......... 11,564 120,266
Paya Holdings, Inc., Class A
(a)
.......... 11,118 67,931
Payoneer Global, Inc.
(a)
............... 25,135 152,067
Paysafe Ltd.
(a)
..................... 39,263 54,183
Perficient, Inc.
(a)
.................... 4,013 260,925
PFSweb, Inc.
(a)
.................... 1,918 17,876
Priority Technology Holdings, Inc.
(a)
....... 1,951 8,799
Rackspace Technology, Inc.
(a)
.......... 7,639 31,167
Remitly Global, Inc.
(a)
................ 11,714 130,260
Repay Holdings Corp.
(a)
.............. 10,324 72,887
Sabre Corp.
(a)
..................... 39,077 201,246
SolarWinds Corp.
(a)
................. 5,606 43,446
Squarespace, Inc., Class A
(a)
........... 3,638 77,708
StoneCo Ltd., Class A
(a)
.............. 33,098 315,424
TTEC Holdings, Inc. ................. 2,194 97,216
Tucows, Inc., Class A
(a)(b)
.............. 1,020 38,158
Unisys Corp.
(a)
..................... 7,794 58,845
Verra Mobility Corp.
(a)
................ 16,868 259,261
5,416,477
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 3,745 162,870
AMMO, Inc.
(a)(b)
.................... 10,187 29,848
Clarus Corp. ...................... 2,888 38,901
Johnson Outdoors, Inc., Class A ......... 635 32,582
Latham Group, Inc.
(a)
................ 5,052 18,137
Malibu Boats, Inc., Class A
(a)
........... 2,472 118,631
Marine Products Corp. ............... 1,562 13,215
MasterCraft Boat Holdings, Inc.
(a)
........ 2,195 41,376
Smith & Wesson Brands, Inc. ........... 5,641 58,497
Solo Brands, Inc., Class A
(a)
............ 3,296 12,525
Sturm Ruger & Co., Inc. .............. 2,027 102,951
Topgolf Callaway Brands Corp.
(a)
........ 16,628 320,255
Vista Outdoor, Inc.
(a)
................. 6,488 157,788
1,107,576
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc. .............. 24,042 237,775
Absci Corp. ....................... 6,346 19,863
Adaptive Biotechnologies Corp. ......... 12,943 92,154
Akoya Biosciences, Inc. .............. 1,775 20,856
Berkeley Lights, Inc. ................. 7,284 20,832
Bionano Genomics, Inc.
(b)
............. 33,551 61,398
Codexis, Inc. ...................... 7,084 42,929
Cytek Biosciences, Inc. ............... 13,256 195,128
Inotiv, Inc. ........................ 2,066 34,812
MaxCyte, Inc. ..................... 10,631 69,102
Medpace Holdings, Inc.
(b)
............. 3,004 472,139
NanoString Technologies, Inc. .......... 5,292 67,579
Nautilus Biotechnology, Inc. ............ 5,534 11,732
NeoGenomics, Inc. ................. 15,084 129,873
Pacific Biosciences of California, Inc. ..... 26,224 152,230

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Quanterix Corp. .................... 3,681 $ 40,565
Quantum-Si, Inc. ................... 10,604 29,161
Science 37 Holdings, Inc. ............. 7,228 11,637
Seer, Inc.
(b)
....................... 5,989 46,355
Singular Genomics Systems, Inc.
(b)
....... 8,089 20,223
SomaLogic, Inc. .................... 17,374 50,385
1,826,728
Machinery — 3.6%
Alamo Group, Inc. .................. 1,186 145,012
Albany International Corp., Class A ....... 3,533 278,506
Altra Industrial Motion Corp. ........... 7,731 259,916
Astec Industries, Inc. ................ 2,763 86,178
Barnes Group, Inc.
(b)
................. 5,809 167,764
Berkshire Grey, Inc.
(a)
................ 5,667 9,634
Blue Bird Corp.
(a)
................... 2,234 18,654
Chart Industries, Inc.
(a)
............... 4,320 796,392
CIRCOR International, Inc.
(a)
........... 2,124 35,025
Columbus McKinnon Corp. ............ 3,321 86,877
Desktop Metal, Inc., Class A
(a)(b)
......... 30,698 79,508
Douglas Dynamics, Inc. .............. 2,622 73,468
Energy Recovery, Inc.
(a)
.............. 6,479 140,854
Enerpac Tool Group Corp.
(a)
............ 7,030 125,345
EnPro Industries, Inc.
(b)
............... 2,449 208,116
ESCO Technologies, Inc.
(b)
............ 3,037 223,037
Evoqua Water Technologies Corp.
(a)
...... 13,986 462,517
Fathom Digital Manufacturing C
(a)(b)
....... 1,804 3,662
Federal Signal Corp.
(b)
............... 7,090 264,599
Franklin Electric Co., Inc. ............. 5,459 446,055
Gorman-Rupp Co. (The)
(b)
............. 2,709 64,447
Greenbrier Cos., Inc. (The) ............ 3,729 90,503
Helios Technologies, Inc. .............. 3,806 192,584
Hillenbrand, Inc. ................... 8,042 295,302
Hillman Solutions Corp.
(a)
............. 15,626 117,820
Hydrofarm Holdings Group, Inc.
(a)
........ 6,436 12,486
Hyliion Holdings Corp., Class A
(a)
........ 16,191 46,468
Hyster-Yale Materials Handling, Inc. ...... 1,227 26,393
Hyzon Motors, Inc.
(a)
................. 10,193 17,328
John Bean Technologies Corp. .......... 3,748 322,328
Kadant, Inc. ...................... 1,356 226,194
Kennametal, Inc.
(b)
.................. 9,839 202,487
Lightning eMotors, Inc.
(a)(b)
............. 4,545 7,045
Lindsay Corp. ..................... 1,300 186,264
Luxfer Holdings plc ................. 3,156 45,762
Manitowoc Co., Inc. (The)
(a)
............ 4,666 36,162
Markforged Holding Corp.
(a)(b)
........... 12,785 25,314
Microvast Holdings, Inc.
(a)
............. 19,798 35,834
Miller Industries, Inc. ................ 1,125 23,951
Mueller Industries, Inc. ............... 6,651 395,335
Mueller Water Products, Inc., Class A ..... 18,440 189,379
Nikola Corp.
(a)(b)
.................... 35,591 125,280
Omega Flex, Inc.
(b)
.................. 375 34,733
Proterra, Inc.
(a)
..................... 25,670 127,837
Proto Labs, Inc.
(a)
................... 3,307 120,474
RBC Bearings, Inc.
(a)(b)
............... 3,379 702,190
REV Group, Inc. ................... 4,239 46,756
Sarcos Technology & Robotics Corp.
(a)(b)
... 12,731 28,263
Shyft Group, Inc. (The) ............... 4,015 82,026
SPX Technologies, Inc.
(a)(b)
............. 5,054 279,082
Standex International Corp. ............ 1,469 119,944
Tennant Co. ...................... 2,187 123,697
Terex Corp.
(b)
..................... 8,054 239,526
Titan International, Inc.
(a)
.............. 6,023 73,119
Trinity Industries, Inc. ................ 9,566 204,234
Velo3D, Inc.
(a)
..................... 6,545 25,787
Wabash National Corp. ............... 6,059 94,278
Security
Shares
Shares Value
Machinery (continued)
Watts Water Technologies, Inc., Class A .... 3,242 $ 407,617
Xos, Inc.
(a)
....................... 6,353 7,624
9,312,972
Marine — 0.2%
Costamare, Inc.
(b)
................... 6,404 57,316
Eagle Bulk Shipping, Inc.
(b)
............ 1,558 67,274
Eneti, Inc. ........................ 2,657 17,722
Genco Shipping & Trading Ltd. .......... 4,286 53,704
Golden Ocean Group Ltd. ............. 14,197 106,052
Matson, Inc. ...................... 4,528 278,562
Safe Bulkers, Inc.
(b)
................. 9,571 23,640
604,270
Media — 0.9%
AdTheorent Holding Co., Inc.
(a)
.......... 2,317 4,981
Advantage Solutions, Inc., Class A
(a)
...... 9,113 19,411
AMC Networks, Inc., Class A
(a)
.......... 3,512 71,294
Audacy, Inc., Class A
(a)(b)
.............. 14,977 5,783
Boston Omaha Corp., Class A
(a)
......... 2,421 55,780
Cardlytics, Inc.
(a)
................... 3,814 35,852
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,610 59,746
Cumulus Media, Inc., Class A
(a)
......... 2,146 15,086
Daily Journal Corp.
(a)
................ 123 31,536
Entravision Communications Corp., Class A . 6,098 24,209
EW Scripps Co. (The), Class A
(a)(b)
....... 7,028 79,206
Gambling.com Group Ltd.
(a)
............ 1,007 7,653
Gannett Co., Inc.
(a)(b)
................. 18,552 28,385
Gray Television, Inc. ................. 10,125 144,990
iHeartMedia, Inc., Class A
(a)
............ 14,446 105,889
Innovid Corp.
(a)(b)
................... 9,133 24,750
Integral Ad Science Holding Corp.
(a)
...... 4,565 33,051
John Wiley & Sons, Inc., Class A ........ 5,148 193,359
Loyalty Ventures, Inc.
(a)
............... 2,329 2,818
Magnite, Inc.
(a)
..................... 15,282 100,403
PubMatic, Inc., Class A
(a)
.............. 4,845 80,572
Scholastic Corp. ................... 3,534 108,706
Sinclair Broadcast Group, Inc., Class A .... 4,837 87,501
Stagwell, Inc.
(a)
.................... 9,068 63,023
TechTarget, Inc.
(a)
................... 3,187 188,670
TEGNA, Inc. ...................... 26,274 543,346
Thryv Holdings, Inc.
(a)
................ 2,951 67,371
Urban One, Inc.
(a)
................... 2,778 13,118
WideOpenWest, Inc.
(a)
............... 6,242 76,589
2,273,078
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a)
.......... 3,750 38,100
Alpha Metallurgical Resources, Inc. ...... 1,956 267,659
Arconic Corp.
(a)(b)
................... 12,101 206,201
ATI, Inc.
(a)
........................ 14,705 391,300
Carpenter Technology Corp. ........... 5,739 178,712
Century Aluminum Co.
(a)
.............. 6,320 33,370
Coeur Mining, Inc.
(a)
................. 33,570 114,809
Commercial Metals Co. ............... 14,277 506,548
Compass Minerals International, Inc. ...... 4,068 156,740
Constellium SE, Class A
(a)(b)
............ 14,644 148,490
Dakota Gold Corp.
(a)
................. 5,897 17,986
Haynes International, Inc. ............. 1,355 47,588
Hecla Mining Co.
(b)
.................. 65,204 256,904
Hycroft Mining Holding Corp.
(a)
.......... 17,525 10,594
Ivanhoe Electric, Inc.
(a)
............... 1,543 12,730
Kaiser Aluminum Corp.
(b)
.............. 1,906 116,933
Materion Corp. .................... 2,443 195,440
Novagold Resources, Inc.
(a)
............ 28,296 132,708
Olympic Steel, Inc. .................. 985 22,468

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Metals & Mining (continued)
Piedmont Lithium, Inc.
(a)(b)
............. 2,016 $ 107,836
PolyMet Mining Corp.
(a)
............... 3,229 9,299
Ramaco Resources, Inc. .............. 2,603 23,947
Ryerson Holding Corp. ............... 2,205 56,757
Schnitzer Steel Industries, Inc., Class A .... 3,180 90,503
SunCoke Energy, Inc. ................ 10,374 60,273
TimkenSteel Corp.
(a)
................. 5,637 84,499
Warrior Met Coal, Inc. ................ 6,058 172,289
Worthington Industries, Inc. ............ 3,694 140,889
3,601,572
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. .................. 2,019 30,891
Angel Oak Mortgage, Inc. ............. 1,478 17,706
Apollo Commercial Real Estate Finance, Inc.
(b)
16,969 140,843
Arbor Realty Trust, Inc. ............... 19,231 221,156
Ares Commercial Real Estate Corp. ...... 5,800 60,610
ARMOUR Residential REIT, Inc. ......... 12,102 58,937
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 20,635 481,621
BrightSpire Capital, Inc., Class A ........ 11,222 70,811
Broadmark Realty Capital, Inc.
(b)
......... 15,450 78,949
Chicago Atlantic Real Estate Finance, Inc.
(b)
. 617 8,891
Chimera Investment Corp.
(b)
............ 28,130 146,839
Claros Mortgage Trust, Inc. ............ 10,680 125,383
Dynex Capital, Inc. .................. 4,220 49,163
Ellington Financial, Inc.
(b)
.............. 6,966 79,203
Franklin BSP Realty Trust, Inc.
(b)
......... 9,775 105,277
Granite Point Mortgage Trust, Inc. ....... 6,283 40,463
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 10,114 302,712
Invesco Mortgage Capital, Inc.
(b)
......... 3,876 43,024
KKR Real Estate Finance Trust, Inc.
(b)
..... 6,007 97,614
Ladder Capital Corp. ................ 13,296 119,132
MFA Financial, Inc. .................. 11,917 92,714
New York Mortgage Trust, Inc. .......... 46,798 109,507
Nexpoint Real Estate Finance, Inc. ....... 910 13,632
Orchid Island Capital, Inc.
(b)
............ 4,131 33,874
PennyMac Mortgage Investment Trust ..... 10,681 125,822
Ready Capital Corp.
(b)
................ 8,596 87,163
Redwood Trust, Inc. ................. 14,113 81,009
TPG RE Finance Trust, Inc. ............ 8,122 56,854
Two Harbors Investment Corp.
(b)
......... 40,474 134,374
3,014,174
Multiline Retail — 0.1%
Big Lots, Inc.
(b)
..................... 3,538 55,228
Dillard's, Inc., Class A ................ 471 128,470
Franchise Group, Inc.
(b)
............... 3,380 82,134
265,832
Multi-Utilities — 0.5%
Avista Corp. ...................... 8,428 312,257
Black Hills Corp.
(b)
.................. 7,783 527,143
NorthWestern Corp.
(b)
................ 6,434 317,068
Unitil Corp. ....................... 1,938 90,020
1,246,488
Oil, Gas & Consumable Fuels — 4.5%
Aemetis, Inc.
(a)
..................... 3,668 22,448
Alto Ingredients, Inc.
(a)
............... 8,531 31,053
Amplify Energy Corp.
(a)(b)
.............. 4,141 27,206
Arch Resources, Inc. ................ 1,825 216,445
Archaea Energy, Inc.
(a)
............... 6,938 124,953
Ardmore Shipping Corp.
(a)
............. 4,047 36,949
Battalion Oil Corp.
(a)
................. 145 1,726
Berry Corp.
(b)
...................... 9,538 71,535
Brigham Minerals, Inc., Class A
(b)
........ 6,234 153,793
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp. ............ 8,982 $ 345,178
Callon Petroleum Co.
(a)
............... 5,751 201,343
Centrus Energy Corp., Class A
(a)
......... 1,127 46,184
Chord Energy Corp.
(b)
................ 4,909 671,404
Civitas Resources, Inc.
(b)
.............. 8,716 500,211
Clean Energy Fuels Corp.
(a)
............ 20,123 107,457
CNX Resources Corp.
(a)(b)
............. 22,137 343,788
Comstock Resources, Inc.
(a)
............ 10,924 188,876
CONSOL Energy, Inc.
(b)
.............. 4,053 260,689
Crescent Energy Co., Class A
(b)
......... 4,057 54,648
CVR Energy, Inc. ................... 3,693 107,023
Delek US Holdings, Inc. .............. 8,605 233,540
Denbury, Inc.
(a)
.................... 5,918 510,487
DHT Holdings, Inc. .................. 16,010 121,036
Dorian LPG Ltd. .................... 3,663 49,707
Earthstone Energy, Inc., Class A
(a)
....... 5,020 61,846
Empire Petroleum Corp.
(a)(b)
............ 1,392 18,305
Energy Fuels, Inc.
(a)(b)
................ 18,202 111,396
Equitrans Midstream Corp.
(b)
........... 48,789 364,942
Excelerate Energy, Inc., Class A ......... 2,154 50,404
FLEX LNG Ltd. .................... 3,310 104,828
Frontline Ltd. ...................... 14,916 163,032
Gevo, Inc.
(a)(b)
..................... 23,669 53,965
Golar LNG Ltd.
(a)
................... 11,717 291,988
Green Plains, Inc.
(a)
................. 4,336 126,048
Gulfport Energy Corp.
(a)
.............. 1,382 122,017
HighPeak Energy, Inc. ............... 720 15,595
International Seaways, Inc.
(b)
........... 5,956 209,234
Kinetik Holdings, Inc., Class A .......... 2,143 69,819
Kosmos Energy Ltd.
(a)(b)
............... 53,489 276,538
Laredo Petroleum, Inc.
(a)
.............. 1,988 124,946
Magnolia Oil & Gas Corp., Class A ....... 19,762 391,485
Matador Resources Co. .............. 13,336 652,397
Murphy Oil Corp. ................... 17,372 610,973
NACCO Industries, Inc., Class A ......... 471 22,151
NextDecade Corp.
(a)
................. 3,590 21,612
Nordic American Tankers Ltd. .......... 22,732 60,694
Northern Oil and Gas, Inc. ............. 7,950 217,909
Par Pacific Holdings, Inc.
(a)
............ 5,837 95,785
PBF Energy, Inc., Class A
(a)(b)
........... 11,435 402,055
Peabody Energy Corp.
(a)(b)
............. 14,052 348,771
Permian Resources Corp.
(a)
............ 24,030 163,404
Ranger Oil Corp. ................... 2,511 78,971
REX American Resources Corp.
(a)
....... 1,938 54,109
Riley Exploration Permian, Inc. .......... 1,248 23,687
Ring Energy, Inc.
(a)
.................. 10,037 23,286
SandRidge Energy, Inc.
(a)
............. 2,484 40,514
Scorpio Tankers, Inc.
(b)
............... 5,818 244,589
SFL Corp. Ltd. ..................... 14,159 128,988
SilverBow Resources, Inc.
(a)
............ 1,362 36,611
Sitio Royalties Corp.
(b)
................ 1,427 31,551
SM Energy Co. .................... 14,289 537,409
Talos Energy, Inc.
(a)
................. 7,723 128,588
Teekay Corp.
(a)
.................... 8,555 30,712
Teekay Tankers Ltd., Class A
(a)
.......... 2,735 75,322
Tellurian, Inc.
(a)
.................... 61,231 146,342
Uranium Energy Corp.
(a)
.............. 37,816 132,356
Ur-Energy, Inc.
(a)
................... 28,575 31,147
VAALCO Energy, Inc. ................ 6,787 29,591
Vertex Energy, Inc.
(a)
................. 6,279 39,118
W&T Offshore, Inc.
(a)
................ 10,740 62,936
World Fuel Services Corp. ............. 7,355 172,401
11,628,046

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 1,927 $ 72,455
Glatfelter Corp. .................... 5,324 16,558
Resolute Forest Products, Inc.
(a)
......... 5,335 106,700
Sylvamo Corp. .................... 4,122 139,736
335,449
Personal Products — 0.7%
Beauty Health Co. (The), Class A
(a)(b)
...... 11,580 136,528
BellRing Brands, Inc.
(a)
............... 15,474 318,919
Edgewell Personal Care Co.
(b)
.......... 6,034 225,672
elf Beauty, Inc.
(a)
................... 5,754 216,465
Herbalife Nutrition Ltd.
(a)(b)
............. 11,457 227,880
Honest Co., Inc. (The)
(a)
.............. 7,109 24,882
Inter Parfums, Inc. .................. 2,139 161,409
Medifast, Inc. ..................... 1,320 143,035
Nature's Sunshine Products, Inc.
(a)
....... 1,858 15,310
Nu Skin Enterprises, Inc., Class A ........ 5,949 198,518
Thorne HealthTech, Inc.
(a)
............. 1,453 6,873
USANA Health Sciences, Inc.
(a)
......... 1,304 73,089
Veru, Inc.
(a)(b)
...................... 7,673 88,393
1,836,973
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)
............ 7,590 119,467
Aerie Pharmaceuticals, Inc.
(a)
........... 5,610 84,879
Amneal Pharmaceuticals, Inc.
(a)
......... 13,331 26,929
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,598 129,204
Amylyx Pharmaceuticals, Inc.
(a)
......... 4,139 116,513
AN2 Therapeutics, Inc.
(a)(b)
............. 974 16,928
ANI Pharmaceuticals, Inc.
(a)
............ 1,537 49,399
Arvinas, Inc.
(a)
..................... 5,731 254,972
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 50,550
Athira Pharma, Inc.
(a)
................ 4,783 14,205
Axsome Therapeutics, Inc.
(a)
........... 3,506 156,438
Cara Therapeutics, Inc.
(a)
............. 5,499 51,471
Cassava Sciences, Inc.
(a)(b)
............ 4,563 190,825
CinCor Pharma, Inc.
(a)
................ 2,342 76,864
Collegium Pharmaceutical, Inc.
(a)
........ 3,900 62,478
Corcept Therapeutics, Inc.
(a)(b)
.......... 10,239 262,528
DICE Therapeutics, Inc.
(a)
............. 3,296 66,843
Edgewise Therapeutics, Inc.
(a)
.......... 3,451 33,958
Esperion Therapeutics, Inc.
(a)
........... 8,172 54,752
Evolus, Inc.
(a)
..................... 4,536 36,515
EyePoint Pharmaceuticals, Inc.
(a)
........ 3,102 24,537
Fulcrum Therapeutics, Inc.
(a)
........... 4,109 33,242
Harmony Biosciences Holdings, Inc.
(a)
..... 3,044 134,819
Innoviva, Inc.
(a)
.................... 7,346 85,287
Intra-Cellular Therapies, Inc.
(a)
.......... 10,794 502,245
Liquidia Corp.
(a)
.................... 5,540 30,138
Nektar Therapeutics
(a)
................ 21,067 67,414
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 59,540
Nuvation Bio, Inc., Class A
(a)
........... 13,513 30,269
Ocular Therapeutix, Inc.
(a)
............. 8,761 36,358
Pacira BioSciences, Inc.
(a)(b)
............ 5,267 280,152
Phathom Pharmaceuticals, Inc.
(a)
........ 2,608 28,897
Phibro Animal Health Corp., Class A ...... 2,402 31,922
Prestige Consumer Healthcare, Inc.
(a)
..... 5,914 294,695
Provention Bio, Inc.
(a)
................ 6,503 29,263
Reata Pharmaceuticals, Inc., Class A
(a)
.... 3,296 82,828
Relmada Therapeutics, Inc.
(a)
........... 3,359 124,350
Revance Therapeutics, Inc.
(a)
........... 8,329 224,883
SIGA Technologies, Inc. .............. 5,358 55,187
Supernus Pharmaceuticals, Inc.
(a)
........ 5,859 198,327
Tarsus Pharmaceuticals, Inc.
(a)
.......... 2,105 36,038
Theravance Biopharma, Inc.
(a)
.......... 7,563 76,689
Theseus Pharmaceuticals, Inc.
(a)
........ 2,674 15,509
Security
Shares
Shares Value
Pharmaceuticals (continued)
Tricida, Inc.
(a)
...................... 3,866 $ 40,516
Ventyx Biosciences, Inc.
(a)(b)
............ 2,602 90,836
Xeris Biopharma Holdings, Inc.
(a)
........ 15,370 23,977
4,493,636
Professional Services — 1.7%
Alight, Inc., Class A
(a)(b)
............... 40,524 297,041
ASGN, Inc.
(a)
...................... 5,815 525,501
Atlas Technical Consultants, Inc.
(a)(b)
...... 1,900 12,635
Barrett Business Services, Inc. .......... 780 60,840
CBIZ, Inc.
(a)
....................... 5,842 249,921
CRA International, Inc.
(b)
.............. 841 74,630
Exponent, Inc. ..................... 5,955 522,075
First Advantage Corp.
(a)
............... 7,098 91,067
Forrester Research, Inc.
(a)
............. 1,239 44,616
Franklin Covey Co.
(a)
................ 1,417 64,318
Heidrick & Struggles International, Inc. .... 2,229 57,932
HireRight Holdings Corp.
(a)(b)
........... 2,630 40,134
Huron Consulting Group, Inc.
(a)
.......... 2,441 161,716
ICF International, Inc. ................ 2,213 241,261
Insperity, Inc. ...................... 4,295 438,477
Kelly Services, Inc., Class A ............ 4,184 56,861
Kforce, Inc. ....................... 2,465 144,572
Korn Ferry ....................... 6,355 298,367
Legalzoom.com, Inc.
(a)
............... 11,373 97,467
Planet Labs PBC
(a)
.................. 18,052 98,022
Red Violet, Inc.
(a)
................... 1,100 19,052
Resources Connection, Inc. ............ 4,061 73,382
Skillsoft Corp.
(a)(b)
................... 9,424 17,246
Spire Global, Inc.
(a)
.................. 14,521 15,683
Sterling Check Corp.
(a)
............... 2,749 48,492
TriNet Group, Inc.
(a)
................. 4,453 317,143
TrueBlue, Inc.
(a)
.................... 3,719 70,958
Upwork, Inc.
(a)
..................... 14,292 194,657
Willdan Group, Inc.
(a)(b)
............... 1,339 19,831
4,353,897
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
........ 451 7,180
Anywhere Real Estate, Inc.
(a)
........... 13,503 109,509
Compass, Inc., Class A
(a)
.............. 33,057 76,692
Cushman & Wakefield plc
(a)
............ 19,001 217,561
DigitalBridge Group, Inc. .............. 19,078 238,666
Doma Holdings, Inc.
(a)(b)
............... 15,898 6,986
Douglas Elliman, Inc.
(b)
............... 9,949 40,791
eXp World Holdings, Inc.
(b)
............. 8,079 90,566
Forestar Group, Inc.
(a)
................ 2,206 24,685
FRP Holdings, Inc.
(a)
................. 861 46,804
Kennedy-Wilson Holdings, Inc.
(b)
......... 14,171 219,084
Marcus & Millichap, Inc. .............. 3,000 98,340
Newmark Group, Inc., Class A .......... 17,162 138,326
Offerpad Solutions, Inc.
(a)
............. 7,925 9,589
RE/MAX Holdings, Inc., Class A ......... 2,229 42,150
Redfin Corp.
(a)
..................... 12,169 71,067
RMR Group, Inc. (The), Class A ......... 1,603 37,975
Seritage Growth Properties, Class A
(a)(b)
.... 4,723 42,601
St. Joe Co. (The) ................... 4,023 128,857
Stratus Properties, Inc. ............... 685 15,960
Tejon Ranch Co.
(a)
.................. 2,764 39,802
Transcontinental Realty Investors, Inc.
(a)
... 183 7,384
1,710,575
Road & Rail — 0.6%
ArcBest Corp.
(b)
.................... 2,942 213,972
Bird Global, Inc., Class A
(a)
............ 19,902 7,023
Covenant Logistics Group, Inc., Class A .... 1,325 38,027

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Road & Rail (continued)
Daseke, Inc.
(a)
..................... 5,022 $ 27,169
Heartland Express, Inc. ............... 5,363 76,745
Marten Transport Ltd.
(b)
............... 6,848 131,208
PAM Transportation Services, Inc.
(a)
...... 707 21,889
Saia, Inc.
(a)
....................... 3,130 594,700
TuSimple Holdings, Inc., Class A
(a)
....... 16,245 123,462
Universal Logistics Holdings, Inc. ........ 814 25,820
Werner Enterprises, Inc.
(b)
............. 7,137 268,351
1,528,366
Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A
(a)(b)
......... 5,566 69,352
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,531 77,854
Ambarella, Inc.
(a)
................... 4,276 240,226
Amkor Technology, Inc. ............... 12,002 204,634
Atomera, Inc.
(a)
.................... 2,344 23,745
Axcelis Technologies, Inc.
(a)
............ 3,866 234,125
AXT, Inc.
(a)
....................... 4,807 32,207
CEVA, Inc.
(a)
...................... 2,732 71,660
Cohu, Inc.
(a)
...................... 5,717 147,384
Credo Technology Group Holding Ltd.
(a)
.... 11,309 124,399
CyberOptics Corp.
(a)
................. 832 44,745
Diodes, Inc.
(a)
..................... 5,298 343,893
FormFactor, Inc.
(a)
.................. 9,274 232,314
Ichor Holdings Ltd.
(a)
................. 3,264 79,021
Impinj, Inc.
(a)
...................... 2,524 201,996
indie Semiconductor, Inc., Class A
(a)
...... 11,585 84,802
Kulicke & Soffa Industries, Inc.
(b)
......... 6,749 260,039
MACOM Technology Solutions Holdings, Inc.
(a)
5,962 308,772
MaxLinear, Inc.
(a)
................... 8,439 275,280
Onto Innovation, Inc.
(a)
............... 5,845 374,372
PDF Solutions, Inc.
(a)
................ 3,601 88,333
Photronics, Inc.
(a)
................... 7,092 103,685
Power Integrations, Inc.
(b)
............. 6,666 428,757
Rambus, Inc.
(a)
.................... 13,082 332,544
Rigetti Computing, Inc.
(a)
.............. 3,721 6,995
Rockley Photonics Holdings Ltd.
(a)(b)
...... 11,834 8,403
Semtech Corp.
(a)
................... 7,494 220,399
Silicon Laboratories, Inc.
(a)(b)
............ 3,998 493,513
SiTime Corp.
(a)
..................... 1,933 152,185
SkyWater Technology, Inc.
(a)
........... 1,231 9,417
SMART Global Holdings, Inc.
(a)
.......... 5,755 91,332
Synaptics, Inc.
(a)
................... 4,674 462,773
Transphorm, Inc.
(a)
.................. 2,490 12,525
Ultra Clean Holdings, Inc.
(a)
............ 5,254 135,291
Veeco Instruments, Inc.
(a)
............. 5,832 106,842
6,083,814
Software — 4.8%
8x8, Inc.
(a)
........................ 13,152 45,374
A10 Networks, Inc. .................. 7,961 105,642
ACI Worldwide, Inc.
(a)
................ 13,600 284,240
Agilysys, Inc.
(a)
.................... 2,271 125,700
Alarm.com Holdings, Inc.
(a)
............ 5,644 366,070
Alkami Technology, Inc.
(a)
............. 4,164 62,668
Altair Engineering, Inc., Class A
(a)
........ 6,200 274,164
American Software, Inc., Class A ........ 4,344 66,550
Amplitude, Inc., Class A
(a)
............. 6,492 100,431
Appfolio, Inc., Class A
(a)(b)
............. 2,212 231,641
Appian Corp., Class A
(a)
.............. 4,740 193,534
Applied Blockchain, Inc.
(a)(b)
............ 1,457 2,477
Arteris, Inc.
(a)
...................... 1,965 13,087
Asana, Inc., Class A
(a)
................ 8,671 192,756
Avaya Holdings Corp.
(a)(b)
.............. 10,563 16,795
AvePoint, Inc.
(a)(b)
................... 14,953 59,962
Benefitfocus, Inc.
(a)
.................. 2,979 18,917
Security
Shares
Shares Value
Software (continued)
Blackbaud, Inc.
(a)
................... 5,556 $ 244,797
Blackline, Inc.
(a)
.................... 6,541 391,806
Blend Labs, Inc., Class A
(a)
............ 21,478 47,466
Box, Inc., Class A
(a)
................. 16,533 403,240
BTRS Holdings, Inc., Class A
(a)
.......... 12,940 119,824
C3.ai, Inc., Class A
(a)(b)
............... 8,137 101,712
Cerence, Inc.
(a)
.................... 4,701 74,041
ChannelAdvisor Corp.
(a)
.............. 3,368 76,319
Cipher Mining, Inc.
(a)
................. 4,648 5,856
Cleanspark, Inc.
(a)
.................. 4,753 15,115
Clear Secure, Inc., Class A
(a)
........... 7,224 165,141
CommVault Systems, Inc.
(a)
............ 5,243 278,089
Consensus Cloud Solutions, Inc.
(a)
....... 1,901 89,917
Couchbase, Inc.
(a)
.................. 3,254 46,435
CS Disco, Inc.
(a)(b)
................... 2,581 25,810
Cvent Holding Corp.
(a)
................ 5,618 29,494
Digimarc Corp.
(a)(b)
.................. 1,490 20,189
Digital Turbine, Inc.
(a)
................ 11,075 159,591
Domo, Inc., Class B
(a)
................ 3,734 67,175
Duck Creek Technologies, Inc.
(a)(b)
........ 8,967 106,259
E2open Parent Holdings, Inc., Class A
(a)
... 23,387 141,959
Ebix, Inc. ........................ 3,214 60,970
eGain Corp.
(a)
..................... 1,893 13,914
Enfusion, Inc., Class A
(a)(b)
............. 3,334 41,142
EngageSmart, Inc.
(a)
................. 4,052 83,836
Envestnet, Inc.
(a)
................... 6,439 285,892
Everbridge, Inc.
(a)
................... 4,596 141,924
EverCommerce, Inc.
(a)
............... 2,584 28,243
ForgeRock, Inc., Class A
(a)
............. 3,739 54,328
Greenidge Generation Holdings, Inc.
(a)
..... 1,068 2,136
Instructure Holdings, Inc.
(a)
............ 2,009 44,760
Intapp, Inc.
(a)
...................... 1,604 29,947
InterDigital, Inc. .................... 3,508 141,793
IronNet, Inc.
(a)
..................... 7,525 5,185
Kaleyra, Inc.
(a)
..................... 3,423 3,320
KnowBe4, Inc., Class A
(a)
............. 8,457 175,990
Latch, Inc.
(a)
...................... 14,656 13,976
LivePerson, Inc.
(a)
.................. 8,297 78,158
LiveRamp Holdings, Inc.
(a)
............. 7,754 140,813
LiveVox Holdings, Inc.
(a)
.............. 5,098 15,039
Marathon Digital Holdings, Inc.
(a)(b)
....... 13,212 141,501
Matterport, Inc.
(a)
................... 25,416 96,327
MeridianLink, Inc.
(a)
................. 2,633 42,865
MicroStrategy, Inc., Class A
(a)(b)
.......... 1,109 235,396
Mitek Systems, Inc.
(a)
................ 5,018 45,965
Model N, Inc.
(a)(b)
................... 4,436 151,844
Momentive Global, Inc.
(a)
.............. 15,719 91,327
N-able, Inc.
(a)
...................... 7,916 73,065
NextNav, Inc.
(a)
.................... 8,223 22,120
Olo, Inc., Class A
(a)
.................. 10,440 82,476
ON24, Inc.
(a)
...................... 4,830 42,504
OneSpan, Inc.
(a)
.................... 4,995 43,007
PagerDuty, Inc.
(a)
................... 9,982 230,285
Ping Identity Holding Corp.
(a)
........... 9,305 261,191
Progress Software Corp. .............. 5,238 222,877
PROS Holdings, Inc.
(a)(b)
.............. 4,768 117,770
Q2 Holdings, Inc.
(a)
.................. 6,597 212,423
Qualys, Inc.
(a)
..................... 4,546 633,667
Rapid7, Inc.
(a)
..................... 6,828 292,921
Rimini Street, Inc.
(a)
................. 6,637 30,928
Riot Blockchain, Inc.
(a)
................ 16,085 112,756
Sapiens International Corp. NV ......... 3,805 72,980
SecureWorks Corp., Class A
(a)
.......... 1,090 8,774
ShotSpotter, Inc.
(a)
.................. 1,052 30,255
Sprout Social, Inc., Class A
(a)
........... 5,417 328,704

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Software (continued)
SPS Commerce, Inc.
(a)
............... 4,283 $ 532,077
Sumo Logic, Inc.
(a)
.................. 13,675 102,562
Telos Corp.
(a)
...................... 6,254 55,598
Tenable Holdings, Inc.
(a)(b)
............. 12,952 450,730
Terawulf, Inc.
(a)
.................... 4,248 5,352
Upland Software, Inc.
(a)
............... 3,315 26,951
UserTesting, Inc.
(a)
.................. 5,493 21,533
Varonis Systems, Inc.
(a)
............... 12,977 344,150
Verint Systems, Inc.
(a)(b)
............... 7,576 254,402
Veritone, Inc.
(a)(b)
................... 4,498 25,324
Viant Technology, Inc., Class A
(a)
......... 2,867 12,070
Weave Communications, Inc.
(a)(b)
........ 3,769 19,033
WM Technology, Inc.
(a)
............... 8,332 13,415
Workiva, Inc.
(a)
..................... 5,663 440,581
Xperi Holding Corp.
(b)
................ 12,320 174,205
Yext, Inc.
(a)
....................... 13,171 58,743
Zeta Global Holdings Corp., Class A
(a)
..... 12,933 85,487
Zuora, Inc., Class A
(a)
................ 14,678 108,324
12,486,074
Specialty Retail — 2.3%
Aaron's Co., Inc. (The) ............... 3,094 30,074
Abercrombie & Fitch Co., Class A
(a)
....... 5,762 89,599
Academy Sports & Outdoors, Inc.
(b)
....... 9,712 409,652
American Eagle Outfitters, Inc.
(b)
......... 17,913 174,293
America's Car-Mart, Inc.
(a)
............. 761 46,436
Arko Corp. ....................... 9,829 92,294
Asbury Automotive Group, Inc.
(a)(b)
........ 2,619 395,731
Bed Bath & Beyond, Inc.
(a)(b)
............ 9,606 58,501
Big 5 Sporting Goods Corp. ............ 2,483 26,667
Boot Barn Holdings, Inc.
(a)(b)
............ 3,539 206,890
Buckle, Inc. (The)
(b)
................. 3,437 108,815
Build-A-Bear Workshop, Inc. ........... 1,647 21,955
Caleres, Inc.
(b)
..................... 4,338 105,066
Camping World Holdings, Inc., Class A .... 4,469 113,155
Cato Corp. (The), Class A ............. 2,154 20,549
Chico's FAS, Inc.
(a)
.................. 15,314 74,120
Children's Place, Inc. (The)
(a)
........... 1,627 50,258
Citi Trends, Inc.
(a)
................... 1,026 15,913
Conn's, Inc.
(a)
..................... 1,050 7,434
Container Store Group, Inc. (The)
(a)
....... 3,888 19,051
Designer Brands, Inc., Class A .......... 6,447 98,704
Destination XL Group, Inc.
(a)
........... 6,938 37,604
EVgo, Inc., Class A
(a)
................ 7,890 62,410
Express, Inc.
(a)
..................... 7,458 8,129
Foot Locker, Inc.
(b)
.................. 9,632 299,844
Genesco, Inc.
(a)
.................... 1,522 59,845
Group 1 Automotive, Inc.
(b)
............. 1,785 255,023
GrowGeneration Corp.
(a)
.............. 6,574 23,009
Guess?, Inc.
(b)
..................... 3,953 57,991
Haverty Furniture Cos., Inc. ............ 1,754 43,675
Hibbett, Inc. ...................... 1,492 74,317
JOANN, Inc. ...................... 1,370 9,069
LL Flooring Holdings, Inc.
(a)
............ 4,015 27,824
MarineMax, Inc.
(a)
................... 2,482 73,939
Monro, Inc. ....................... 3,871 168,234
Murphy USA, Inc. .................. 2,524 693,873
National Vision Holdings, Inc.
(a)
......... 9,230 301,359
ODP Corp. (The)
(a)(b)
................. 4,991 175,434
OneWater Marine, Inc., Class A
(a)
........ 1,285 38,691
Party City Holdco, Inc.
(a)(b)
............. 12,671 20,020
Rent-A-Center, Inc. ................. 6,164 107,932
Sally Beauty Holdings, Inc.
(a)
........... 12,872 162,187
Shoe Carnival, Inc. .................. 2,282 48,926
Signet Jewelers Ltd. ................. 5,392 308,368
Sleep Number Corp.
(a)
............... 2,585 87,399
Security
Shares
Shares Value
Specialty Retail (continued)
Sonic Automotive, Inc., Class A ......... 2,340 $ 101,322
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,557 37,823
Tile Shop Holdings, Inc. .............. 4,225 14,872
Tilly's, Inc., Class A ................. 3,026 20,940
Torrid Holdings, Inc.
(a)(b)
............... 1,710 7,131
TravelCenters of America, Inc.
(a)
......... 1,501 80,949
Urban Outfitters, Inc.
(a)
............... 7,655 150,421
Volta, Inc.
(a)
....................... 14,187 17,166
Warby Parker, Inc., Class A
(a)
........... 9,691 129,278
Winmark Corp.
(b)
................... 331 71,609
Zumiez, Inc.
(a)
..................... 1,816 39,098
5,980,868
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.
(a)
................. 15,391 122,820
Avid Technology, Inc.
(a)
............... 4,125 95,948
CompoSecure, Inc.
(a)
................ 1,448 7,254
Corsair Gaming, Inc.
(a)
............... 4,448 50,485
Diebold Nixdorf, Inc.
(a)
................ 8,609 21,006
Eastman Kodak Co.
(a)
................ 6,746 30,964
IonQ, Inc.
(a)
....................... 13,795 69,941
Super Micro Computer, Inc.
(a)
........... 5,412 298,039
Turtle Beach Corp.
(a)
................. 1,876 12,794
Xerox Holdings Corp.
(b)
............... 13,799 180,491
889,742
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A
(a)
............... 10,956 33,306
Crocs, Inc.
(a)
...................... 7,167 492,086
Ermenegildo Zegna NV ............... 5,491 59,028
Fossil Group, Inc.
(a)
................. 5,734 19,610
G-III Apparel Group Ltd.
(a)
............. 5,206 77,830
Kontoor Brands, Inc. ................. 6,718 225,792
Movado Group, Inc. ................. 1,997 56,275
Oxford Industries, Inc. ............... 1,801 161,694
PLBY Group, Inc.
(a)(b)
................ 3,389 13,658
Rocky Brands, Inc. .................. 963 19,318
Steven Madden Ltd. ................. 8,971 239,257
Superior Group of Cos., Inc. ........... 1,397 12,405
Unifi, Inc.
(a)
....................... 1,169 11,117
Wolverine World Wide, Inc. ............ 8,868 136,479
1,557,855
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.
(a)
................ 6,807 233,004
Blue Foundry Bancorp
(a)(b)
............. 3,298 36,773
Bridgewater Bancshares, Inc.
(a)
......... 2,423 39,907
Capitol Federal Financial, Inc. .......... 15,065 125,039
Columbia Financial, Inc.
(a)
............. 4,017 84,879
Enact Holdings, Inc. ................. 3,488 77,329
Essent Group Ltd. .................. 12,508 436,154
Federal Agricultural Mortgage Corp., Class C 1,076 106,675
Finance of America Cos., Inc., Class A
(a)
... 6,243 9,240
Flagstar Bancorp, Inc. ............... 6,218 207,681
Greene County Bancorp, Inc. ........... 393 22,507
Hingham Institution for Savings (The) ..... 159 39,926
Home Bancorp, Inc. ................. 792 30,880
Home Point Capital, Inc. .............. 965 1,486
Kearny Financial Corp. ............... 7,196 76,422
Luther Burbank Corp. ................ 1,727 20,068
Merchants Bancorp ................. 1,980 45,679
Mr Cooper Group, Inc.
(a)
.............. 8,294 335,907
NMI Holdings, Inc., Class A
(a)
........... 10,038 204,474
Northfield Bancorp, Inc. .............. 5,107 73,081
PennyMac Financial Services, Inc. ....... 3,336 143,114
Pioneer Bancorp, Inc.
(a)
............... 1,483 14,118

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Provident Bancorp, Inc.
(b)
............. 1,591 $ 22,767
Provident Financial Services, Inc.
(b)
....... 8,845 172,477
Radian Group, Inc. .................. 19,140 369,211
Southern Missouri Bancorp, Inc. ......... 992 50,622
Sterling Bancorp, Inc.
(a)
............... 1,988 11,988
TrustCo Bank Corp. ................. 2,175 68,338
Velocity Financial, Inc.
(a)(b)
............. 1,023 11,089
Walker & Dunlop, Inc. ................ 3,610 302,265
Waterstone Financial, Inc. ............. 2,445 39,511
WSFS Financial Corp. ............... 7,395 343,572
3,756,183
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 22,857 21,196
Turning Point Brands, Inc. ............. 1,769 37,556
Universal Corp. .................... 2,806 129,188
Vector Group Ltd. .................. 16,678 146,933
334,873
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc. ............ 2,196 24,178
Applied Industrial Technologies, Inc.
(b)
..... 4,535 466,107
Beacon Roofing Supply, Inc.
(a)
.......... 5,992 327,882
BlueLinx Holdings, Inc.
(a)
.............. 1,070 66,447
Boise Cascade Co. ................. 4,727 281,067
Custom Truck One Source, Inc.
(a)
........ 7,030 40,985
Distribution Solutions Group, Inc.
(a)
....... 584 16,451
DXP Enterprises, Inc.
(a)
............... 1,768 41,866
GATX Corp.
(b)
..................... 4,185 356,353
Global Industrial Co. ................. 1,433 38,447
GMS, Inc.
(a)
....................... 5,021 200,890
H&E Equipment Services, Inc. .......... 3,900 110,526
Herc Holdings, Inc.
(b)
................ 3,018 313,510
Hudson Technologies, Inc.
(a)
........... 5,008 36,809
Karat Packaging, Inc.
(a)
............... 507 8,107
McGrath RentCorp .................. 2,910 244,033
MRC Global, Inc.
(a)
.................. 10,027 72,094
NOW, Inc.
(a)
...................... 12,769 128,329
Rush Enterprises, Inc., Class A ......... 5,024 220,353
Rush Enterprises, Inc., Class B ......... 853 40,867
Textainer Group Holdings Ltd.
(b)
......... 5,391 144,802
Titan Machinery, Inc.
(a)
............... 2,427 68,587
Transcat, Inc.
(a)
.................... 862 65,245
Triton International Ltd. ............... 7,149 391,265
Veritiv Corp.
(a)
..................... 1,593 155,748
3,860,948
Water Utilities — 0.4%
American States Water Co.
(b)
........... 4,388 342,044
Artesian Resources Corp., Class A ....... 903 43,452
California Water Service Group
(b)
........ 6,417 338,112
Global Water Resources, Inc. ........... 1,630 19,120
Middlesex Water Co.
(b)
............... 2,039 157,411
Pure Cycle Corp.
(a)
.................. 1,812 15,130
SJW Group
(b)
..................... 3,275 188,640
York Water Co. (The) ................ 1,683 64,678
1,168,587
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 3,708 $ 44,941
KORE Group Holdings, Inc.
(a)
........... 4,074 7,781
Shenandoah Telecommunications Co. ..... 5,764 98,103
Telephone & Data Systems, Inc. ......... 12,055 167,565
United States Cellular Corp.
(a)
.......... 1,555 40,477
358,867
Total Common Stocks — 99.0%
(Cost: $247,014,352) ............................. 257,349,216
Investment Companies
Ferroglobe Representation and Warranty
Insurance Trust
(d)
................. 10,979 —
Total Investment Companies — 0.0%
(Cost: $—) .................................... —
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 1,703 4,324
Oncternal Therapeutics, Inc., CVR ....... 105 108
4,432
Pharmaceuticals — 0.0%
Zogenix, Inc., CVR
(a)(d)
............... 6,556 4,458
Total Rights — 0.0%
(Cost: $8,782) ................................. 8,890
Total Long-Term Investments — 99.0%
(Cost: $247,023,134) ............................. 257,358,106
Short-Term Securities
Money Market Funds — 12.3%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 2,221,367 2,221,367
SL Liquidity Series, LLC, Money Market Series,
3.29%
(g)
....................... 29,734,819 29,734,819
Total Short-Term Securities — 12.3%
(Cost: $31,955,355) .............................. 31,956,186
Total Investments — 111.3%
(Cost: $278,978,489 ) ............................. 289,314,292
Liabilities in Excess of Other Assets — (11.3)% ........... (29,434,351)
Net Assets — 100.0% ..............................
$ 259,879,941
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,892,227 $ 329,140
(a)
$ — $ — $ — $ 2,221,367 2,221,367 $ 14,073 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 23,608,660 6,128,572
(a)
— (4,205) 1,792 29,734,819 29,734,819 216,433
(b)
—
$ (4,205) $ 1,792 $ 31,956,186 $ 230,506 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 33 12/16/22 $ 2,755 $ (262,216)
Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 257,349,216 $ — $ — $ 257,349,216
Investment Companies .................................... — — — —
Rights ................................................ — — 8,890 8,890
Short-Term Securities
Money Market Funds ...................................... 2,221,367 — — 2,221,367
$ 259,570,583 $ — $ 8,890 $ 259,579,473
Investments Valued at NAV
(a)
..................................... 29,734,819
$ —
$ 289,314,292
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (262,216) $ — $ — $ (262,216)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.